UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22774

Name of Fund:  BlackRock Multi-Sector Income Trust (BIT)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-Sector Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Consolidated Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities — 34.5%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A2D, 0.73%, 2/25/36 (a)	USD	6,775	$6,023,745
Adirondack Park CLO Ltd., Series 2013-1A, Class E, 5.27%, 4/15/24 (a)(b)		2,000	1,452,400
ALM Loan Funding, Series 2013-7RA, Class D, 5.62%, 4/24/24 (a)(b)		1,000	955,552
ALM VI Ltd., Series 2012-6A (a)(b)(c):
Class B2R, 3.42%, 7/15/26		1,300	1,238,900
Class CR, 4.37%, 7/15/26		1,000	920,800
ALM XIV Ltd., Series 2014-14A, Class C, 4.07%, 7/28/26 (a)(b)(c)		3,610	3,180,803
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (b)		2,000	2,040,555
AMMC CDO, Series 2015-16A, Class C, 3.72%, 4/14/27 (a)(b)		1,250	1,219,775
AMMC CLO XII Ltd., Series 2013-12A, Class D1, 4.09%, 5/10/25 (a)(b)(c)		1,000	908,456
Anchorage Capital CLO 3 Ltd., Series 2014-3A, Class B, 3.62%, 4/28/26 (a)(b)		1,000	946,006
Anchorage Capital CLO 6 Ltd., Series 2015-6A (a)(b):
Class C, 3.47%, 4/15/27		700	664,930
Class D, 4.02%, 4/15/27		1,000	883,700
Apidos CDO, Series 2012-9AR, Class CR, 3.52%, 7/15/23 (a)(b)		1,250	1,216,500
Apidos CLO XII, Series 2013-12A, Class D, 3.67%, 4/15/25 (a)(b)(c)		1,000	888,619
Atrium X, Series 10A (a)(b):
Class D, 4.12%, 7/16/25 (c)		1,000	911,606
Class E, 5.12%, 7/16/25		2,000	1,593,007
Bear Stearns Asset Backed Securities I Trust 2006-HE9, Series 2006-HE9, Class 2A, 0.57%, 11/25/36 (a)		5,616	4,673,235
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 4.12%, 7/15/24 (a)(b)(c)		1,750	1,577,930
Benefit Street Partners CLO VI Ltd., Series 2015-VIA (a)(b):
Class B, 3.67%, 4/18/27 (c)		1,000	982,500
Class C, 4.32%, 4/18/27		1,000	907,500
Betony CLO Ltd., Series 2015-1A, Class D, 4.22%, 4/15/27 (a)(b)		1,000	890,431

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
C-BASS Trust, Series 2006-CB7, Class A4, 0.59%, 10/25/36 (a)	USD	9,140	$6,387,147
Carlyle Global Market Strategies CLO Ltd. (a)(b)(c):
Series 2012-1AR, Class DR, 4.37%, 4/20/22		1,000	970,000
Series 2012-4A, Class D, 5.12%, 1/20/25		2,350	2,285,862
Series 2013-2A, Class D, 4.37%, 4/18/25		1,250	1,147,240
Carrington Mortgage Loan Trust, Series 2006-FRE2 (a):
Class A2, 0.55%, 10/25/36		6,530	3,652,332
Class A5, 0.51%, 10/25/36		6,925	3,854,648
CIFC Funding Ltd. (a)(b):
Series 2012-1AR, Class B1R, 4.46%, 8/14/24 (c)		2,000	1,886,111
Series 2014-3A, Class D, 4.02%, 7/22/26		480	418,535
Countrywide Asset-Backed Certificates, Series 2006-BC5, Class 2A3, 0.60%, 3/25/37 (a)		3,805	3,946,531
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (b)		3,685	3,680,852
Fieldstone Mortgage Investment Trust, Series 2006-3, Class 2A3, 0.59%, 11/25/36 (a)		12,086	6,421,700
Flatiron CLO Ltd., Series 2012-1A, Class C, 5.12%, 10/25/24 (a)(b)(c)		1,375	1,329,256
Fremont Home Loan Trust, Class 2A3 (a):
Series 2006-A, 0.59%, 5/25/36		26,418	14,823,422
Series 2006-D, 0.58%, 11/25/36		24,316	10,391,227
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 3.92%, 4/25/25 (a)(b)		1,250	1,135,840
GSAMP Trust (a):
Series 2006-FM2, Class A2C, 0.58%, 9/25/36		12,265	5,558,098
Series 2007-FM2, Class A2B, 0.52%, 1/25/37		8,797	5,093,290
Highbridge Loan Management 4-2014 Ltd., Series 4A-2014, Class B, 3.62%, 7/28/25 (a)(b)		2,500	2,339,957
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, 0.60%, 4/25/37 (a)		14,698	8,820,236
Jamestown CLO I Ltd., Series 2012-1A, Class C, 4.33%, 11/05/24 (a)(b)(c)		2,550	2,312,717

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M2, 7.17%, 4/15/40 (a)	USD	6,302	$4,236,635
Long Beach Mortgage Loan Trust 2006-1, Series 2006-1, Class 1A, 0.65%, 2/25/36 (a)		6,685	5,339,141
Madison Park Funding IX Ltd., Series 2012-9AR, Class C1R, 3.21%, 8/15/22 (a)(b)(c)		1,000	987,157
Madison Park Funding Ltd. (a):
Series 2012-10A, Class D, 4.87%, 1/20/25 (b)(c)		1,000	961,412
Series 2012-8X, Class E, 5.97%, 4/22/22		3,000	2,743,342
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 3.87%, 1/27/26 (a)(b)		1,600	1,559,843
Madison Park Funding XVI Ltd., Series 2015-16A (a)(b)(c):
Class B, 3.62%, 4/20/26		1,000	985,300
Class C, 4.32%, 4/20/26		1,000	945,400
Mastr Asset-Backed Securities Trust (a):
Series 2006-HE2, Class A3, 0.58%, 6/25/36		12,105	6,229,536
Series 2006-WMC2, Class A5, 0.68%, 4/25/36		9,178	3,791,448
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3, 0.58%, 11/25/36 (a)		15,329	6,543,542
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.62%, 1/15/24 (a)(b)(c)		1,000	928,182
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.97%, 7/17/25 (a)(b)(c)		2,250	2,001,301
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.01%, 11/14/26 (a)(b)		1,000	883,610
OHA Credit Partners VII Ltd., Series 2012-7A, Class D, 4.37%, 11/20/23 (a)(b)(c)		3,000	2,825,271
OneMain Financial Issuance Trust (b):
Series 2015-1A, Class D, 6.63%, 3/18/26		575	578,473
Series 2015-2A, Class C, 4.32%, 7/18/25 (c)		5,000	4,939,200
Series 2015-2A, Class D, 5.64%, 7/18/25		2,500	2,453,300

Asset-Backed Securities	Par (000)			Value
Asset-Backed Securities (continued)
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.82%, 7/22/25 (a)(b)(c)	USD	1,250		$1,119,431
OZLM Funding Ltd., Series 2012-2A, Class C, 4.97%, 10/30/23 (a)(b)(c)		2,000		1,906,624
Race Point CLO Ltd., Series 2011-5AR, Class ER, 6.34%, 12/15/22 (a)(b)		1,500		1,512,676
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 9/25/37 (d)		4,671		2,698,216
Santander Drive Auto Receivables Trust (b)(e):
Series 2014-S2, 0.00%, 11/16/18		3		6,296,400
Series 2014-S3, 0.00%, 2/19/19		3		9,031,200
Series 2014-S4, 0.00%, 4/16/19		3		11,829,600
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, 0.83%, 9/25/47 (a)		5,000		3,496,580
Scholar Funding Trust, Series 2013-A, Class R, 0.00% (b)(f)		—	(g)	3,469,200
SMB Private Education Loan Trust, Series 2015-C, Class C, 4.50%, 9/17/46 (b)		4,100		3,925,459
Symphony CLO Ltd., Series 2012-10AR, Class CR, 3.17%, 7/23/23 (a)(b)(c)		1,500		1,480,031
Symphony CLO XV Ltd., Series 2014-15A, Class D, 4.37%, 10/17/26 (a)(b)		3,500		3,304,700
TICP CLO I Ltd., Series 2015-1A, Class C, 3.62%, 7/20/27 (a)(b)		1,000		965,724
Treman Park CLO LLC, Series 2015-1A, Class D, 4.48%, 4/20/27 (a)(b)		1,500		1,368,750
Tyron Park CLO Ltd., Series 2013-1A (a)(b):
Class C, 4.12%, 7/15/25 (c)		1,250		1,138,866
Class D, 5.02%, 7/15/25		1,000		759,999
Venture XX CLO Ltd., Series 2015-20A (a)(b):
Class C, 3.77%, 4/15/27 (c)		1,000		969,600
Class D, 4.47%, 4/15/27		520		469,820
Venture XXI CLO Ltd., Series 2015-21A, Class D, 4.22%, 7/15/27 (a)(b)		480		430,800
Voya CLO Ltd., Series 2012-2AR, Class CR, 3.57%, 10/15/22 (a)(b)(c)		1,350		1,337,647

2	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
WaMu Asset-Backed Certificates Trust, Series 2007-HE3, Class 2A3, 0.67%, 5/25/47 (a)	USD	11,451	$7,059,682
Westvue Mortgage Loan Trust, Series 2015-1A, Class A, 4.50%, 9/25/20 (b)		3,387	3,347,832

			237,382,881
Total Asset-Backed Securities — 34.5%			237,382,881

Common Stocks		Shares
Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I, LLC (Acquired 12/31/15, cost $8,635) (h)		561	561
Total Common Stocks — 0.0%			561

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.5%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (b)(c)	USD	690	472,650
TransDigm, Inc. (c):
7.50%, 7/15/21		312	318,240
6.00%, 7/15/22		2,020	1,979,600
6.50%, 7/15/24		650	635,375

			3,405,865
Airlines — 5.4%
Air Canada Pass-Through Trust, Series 2013-1 (b)(c):
Class B, 5.38%, 11/15/22		2,878	2,827,230
Class C, 6.63%, 5/15/18		761	760,049
American Airlines Pass-Through Trust (c):
Series 2013-1, Class C, 6.13%, 7/15/18 (b)		1,500	1,530,000
Series 2013-2, Class A, 4.95%, 7/15/24		2,100	2,221,165
Series 2013-2, Class B, 5.60%, 1/15/22 (b)		2,472	2,502,400
Series 2013-2, Class C, 6.00%, 1/15/17 (b)		2,763	2,770,237

Corporate Bonds	Par (000)		Value
Airlines (continued)
Continental Airlines Pass-Through Trust (c):
Series 2003-ERJ1, 7.88%, 1/02/20	USD	4,192	$4,380,771
Series 2007-1, Class B, 6.90%, 10/19/23		1,319	1,364,653
Series 2012-1, Class B, 6.25%, 10/11/21		429	450,234
Series 2012-3, Class C, 6.13%, 4/29/18		678	708,510
Delta Air Lines Pass-Through Trust, Class B (c):
Series 2007-1, 8.02%, 2/10/24		2,102	2,348,909
Series 2012-1, 6.88%, 5/07/19 (b)		3,505	3,767,639
United Airlines Pass-Through Trust (c):
Series 2014-2, Class B, 4.63%, 3/03/24		2,750	2,763,750
Series 2015-1, Class A, 3.70%, 6/01/24		3,570	3,605,700
US Airways Pass-Through Trust, Class B (c):
Series 2011-1, 9.75%, 4/22/20		2,224	2,502,164
Series 2013-1, 5.38%, 5/15/23		2,901	2,922,382

			37,425,793
Auto Components — 0.7%
Dana Holding Corp., 6.75%, 2/15/21 (c)		1,257	1,269,570
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (c):
3.50%, 3/15/17		170	168,725
6.00%, 8/01/20		434	407,374
5.88%, 2/01/22		954	852,638
Schaeffler Finance BV, 4.75%, 5/15/21 (b)(c)		1,045	1,045,000
Schaeffler Holding Finance BV, (6.75% Cash), 6.75%, 11/15/22 (b)(i)		850	888,250

			4,631,557
Automobiles — 0.3%
General Motors Co., 6.25%, 10/02/43 (c)		2,194	2,204,077
Banks — 0.9%
CIT Group, Inc.:
5.25%, 3/15/18 (c)		588	607,474
5.50%, 2/15/19 (b)		280	289,100

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016	3

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Banks (continued)
CIT Group, Inc. (continued):
5.00%, 8/01/23	USD	880	$879,450
Rizal Commercial Banking Corp., 4.25%, 1/22/20		100	104,414
Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (b)		5,000	4,440,000

			6,320,438
Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/01/46		2,160	2,236,840
Ball Corp.:
4.38%, 12/15/20 (c)		273	282,811
5.00%, 3/15/22		440	455,400

			2,975,051
Building Products — 0.4%
American Builders & Contractors Supply Co., Inc. (b)(c):
5.63%, 4/15/21		375	382,500
5.75%, 12/15/23		173	176,460
Building Materials Corp. of America (b):
5.38%, 11/15/24		140	137,900
6.00%, 10/15/25 (c)		922	940,440
Cemex SAB de CV, 5.88%, 3/25/19 (b)(c)		200	189,340
Masonite International Corp., 5.63%, 3/15/23 (b)(c)		290	297,250
USG Corp., 9.75%, 1/15/18 (c)		572	629,200

			2,753,090
Capital Markets — 0.5%
AE-Rotor Holding BV, 4.97%, 3/28/18		1,600	1,639,950
American Capital Ltd., 6.50%, 9/15/18 (b)(c)		700	719,250
E*Trade Financial Corp. (c):
5.38%, 11/15/22		430	452,575
4.63%, 9/15/23		490	482,650

			3,294,425
Chemicals — 0.5%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (b)(c)		570	598,141
Huntsman International LLC, 4.88%, 11/15/20 (c)		1,309	1,161,737
NOVA Chemicals Corp., 5.25%, 8/01/23 (b)		40	39,150

Corporate Bonds		Par (000)	Value
Chemicals (continued)
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (c)	USD	246	$254,748
Platform Specialty Products Corp. (b)(c):
10.38%, 5/01/21		65	60,613
6.50%, 2/01/22		956	750,460
WR Grace & Co-Conn (b):
5.13%, 10/01/21		49	49,245
5.63%, 10/01/24 (c)		300	298,500

			3,212,594
Commercial Services & Supplies — 1.4%
ARAMARK Corp., 5.75%, 3/15/20 (c)		672	697,217
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)(c)		5,000	5,587,500
Iron Mountain, Inc., 6.00%, 10/01/20 (b)(c)		555	591,075
United Rentals North America, Inc.:
8.25%, 2/01/21		140	145,950
7.63%, 4/15/22 (c)		1,909	1,963,884
5.75%, 11/15/24 (c)		800	738,000

			9,723,626
Communications Equipment — 1.0%
Alcatel-Lucent USA, Inc. (c):
8.88%, 1/01/20 (b)		942	1,009,117
6.45%, 3/15/29		1,325	1,371,375
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (b)(c)		610	593,225
CommScope, Inc., 4.38%, 6/15/20 (b)(c)		450	457,875
Nokia OYJ, 6.63%, 5/15/39 (c)		245	248,675
Zayo Group LLC/Zayo Capital, Inc., 10.13%, 7/01/20 (c)		3,257	3,501,275

			7,181,542
Construction & Engineering — 0.2%
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)(c)		183	143,655
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)(c)		900	882,000

			1,025,655
Construction Materials — 0.7%
American Tire Distributors, Inc., 10.25%, 3/01/22 (b)(c)		695	576,850
Beacon Roofing Supply, Inc., 6.38%, 10/01/23 (b)(c)		93	95,906
HD Supply, Inc.:
7.50%, 7/15/20 (c)		3,488	3,627,520

4	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Construction Materials (continued)
HD Supply, Inc. (continued):
5.25%, 12/15/21 (b)	USD	590	$606,963

			4,907,239
Consumer Finance — 1.6%
Ally Financial, Inc., 8.00%, 11/01/31 (c)		9,315	10,479,375
Navient Corp.:
5.00%, 10/26/20 (c)		370	320,050
5.50%, 1/25/23		30	24,375
6.13%, 3/25/24		30	24,638
5.88%, 10/25/24		45	35,662

			10,884,100
Containers & Packaging — 0.3%
Ardagh Packaging Finance PLC, 9.13%, 10/15/20 (b)		600	601,500
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (c)		460	455,400
Reynolds Group Issuer, Inc., 8.50%, 5/15/18		200	193,000
Sealed Air Corp. (b):
4.88%, 12/01/22 (c)		100	100,687
5.13%, 12/01/24		422	422,000
5.50%, 9/15/25 (c)		440	448,800

			2,221,387
Diversified Consumer Services — 0.2%
APX Group, Inc., 6.38%, 12/01/19 (c)		289	276,356
Laureate Education, Inc., 9.25%, 9/01/19 (b)(c)		395	216,263
Service Corp. International, 5.38%, 5/15/24 (c)		860	909,450

			1,402,069
Diversified Financial Services — 1.5%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust:
4.63%, 10/30/20 (c)		947	932,795
5.00%, 10/01/21 (c)		780	780,000
4.63%, 7/01/22		410	398,725
Aircastle Ltd., 6.25%, 12/01/19 (c)		2,624	2,768,320
DPL, Inc., 6.50%, 10/15/16 (c)		112	114,240
General Motors Financial Co., Inc., 4.25%, 5/15/23 (c)		326	316,923
Intesa Sanpaolo SpA, 5.02%, 6/26/24 (b)(c)		2,290	2,196,348

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)(c)	USD	845	$705,575
Reynolds Group Issuer, Inc.:
9.00%, 4/15/19 (c)		300	288,750
9.88%, 8/15/19 (c)		979	956,972
5.75%, 10/15/20		346	346,433
8.25%, 2/15/21		130	121,225

			9,926,306
Diversified Telecommunication Services — 2.4%
AT&T, Inc., 4.75%, 5/15/46 (c)		2,545	2,256,611
CenturyLink, Inc. (c):
6.45%, 6/15/21		239	232,877
Series V, 5.63%, 4/01/20		595	583,844
Frontier Communications Corp. (c):
7.13%, 1/15/23		65	54,112
7.63%, 4/15/24		265	221,275
6.88%, 1/15/25		253	201,135
11.00%, 9/15/25 (b)		573	552,229
Level 3 Financing, Inc.:
5.38%, 8/15/22		240	243,600
5.63%, 2/01/23		690	705,525
5.13%, 5/01/23 (c)		1,110	1,115,550
5.38%, 1/15/24 (b)(c)		294	296,940
5.38%, 5/01/25 (c)		1,980	1,992,375
Verizon Communications, Inc., 6.55%, 9/15/43 (c)		6,500	7,588,464
Windstream Corp. (c):
7.75%, 10/15/20		450	372,375
6.38%, 8/01/23		555	400,987

			16,817,899
Electric Utilities — 0.3%
AES Corp., 8.00%, 6/01/20 (c)		280	305,200
Star Energy Geothermal Wayang Windu Ltd., 6.13%, 3/27/20		1,700	1,640,500

			1,945,700
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC/CDW Finance Corp., 6.00%, 8/15/22 (c)		1,010	1,061,763
CDW LLC/CDW Finance Corp., 5.00%, 9/01/23 (c)		920	929,200

			1,990,963
Energy Equipment & Services — 0.0%
Peabody Energy Corp., 6.00%, 11/15/18		506	43,010
Food & Staples Retailing — 0.8%
Diamond Foods, Inc., 7.00%, 3/15/19 (b)(c)		730	755,550

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016	5

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds	Par (000)		Value
Food & Staples Retailing (continued)
Dollar Tree Inc., 5.75%, 3/01/23 (b)(c)	USD	2,640	$2,781,900
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, 1/15/24 (b)		75	77,625
Rite Aid Corp. (c):
6.75%, 6/15/21		329	347,917
6.13%, 4/01/23 (b)		1,727	1,821,985

			5,784,977
Food Products — 0.4%
Acosta Inc., 7.75%, 10/01/22 (b)(c)		490	403,025
Aramark Services, Inc., 5.13%, 1/15/24 (b)		483	498,697
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)		363	373,890
Post Holdings, Inc. (b):
6.75%, 12/01/21		270	282,447
7.75%, 3/15/24 (c)		570	607,050
Smithfield Foods, Inc., 5.88%, 8/01/21 (b)(c)		307	311,605
TreeHouse Foods, Inc., 6.00%, 2/15/24 (b)		169	173,859
WhiteWave Foods Co., 5.38%, 10/01/22 (c)		211	224,188

			2,874,761
Forest Products — 0.1%
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (b)(c)		590	451,350
Health Care Equipment & Supplies — 0.2%
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)(c)		1,235	1,037,400
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23 (b)(c)		351	329,063

			1,366,463
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc., 5.63%, 2/15/23 (c)		218	205,465
Alere, Inc., 7.25%, 7/01/18 (c)		730	754,638
Amsurg Corp., 5.63%, 7/15/22 (c)		1,350	1,355,062
Centene Corp., 4.75%, 5/15/22 (c)		470	451,200
Centene Escrow Corp. (b)(j):
5.63%, 2/15/21		403	410,053
6.13%, 2/15/24		238	244,545
CHS/Community Health Systems, Inc., 6.88%, 2/01/22 (c)		1,018	921,290
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24 (c)		2,500	2,514,062

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (continued)
ExamWorks Group, Inc., 5.63%, 4/15/23 (c)	USD	310	$311,511
HCA, Inc.:
6.50%, 2/15/20 (c)		1,103	1,216,057
7.50%, 2/15/22		800	888,000
5.88%, 3/15/22 (c)		124	132,990
4.75%, 5/01/23 (c)		161	161,403
5.88%, 5/01/23		90	93,825
5.25%, 4/15/25 (c)		1,500	1,537,500
5.88%, 2/15/26 (c)		508	518,160
HealthSouth Corp. (c):
5.75%, 11/01/24		961	948,593
5.75%, 9/15/25 (b)		316	306,457
Hologic, Inc., 5.25%, 7/15/22 (b)(c)		680	703,800
MEDNAX, Inc., 5.25%, 12/01/23 (b)(c)		239	244,975
Tenet Healthcare Corp. (c):
6.00%, 10/01/20		1,150	1,216,125
8.13%, 4/01/22		1,007	1,009,518

			16,145,229
Hotels, Restaurants & Leisure — 4.0%
Boyd Gaming Corp., 6.88%, 5/15/23 (c)		1,095	1,111,425
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20 (c)		2,506	2,330,580
Enterprise Inns PLC, 6.00%, 10/06/23	GBP	3,320	4,647,879
ESH Hospitality, Inc., 5.25%, 5/01/25 (b)(c)	USD	460	443,035
Jarden Corp., 5.00%, 11/15/23 (b)(c)		328	337,020
MGM Resorts International (c):
6.63%, 12/15/21		1,550	1,592,625
6.00%, 3/15/23		520	518,375
New Red Finance, Inc., 6.00%, 4/01/22 (b)(c)		829	865,269
Pinnacle Entertainment, Inc., 6.38%, 8/01/21 (c)		720	763,200
Sabre GLBL, Inc. (b):
5.38%, 4/15/23		295	296,475
5.25%, 11/15/23 (c)		152	150,480
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)(c)		590	600,797
Station Casinos LLC, 7.50%, 3/01/21 (c)		1,305	1,344,150
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	2,245	3,279,179
Series M, 7.40%, 3/28/24		6,400	8,982,565

			27,263,054

6	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds	Par (000)		Value
Household Durables — 1.1%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)(c)	USD	750	$658,125
Century Communities, Inc., 6.88%, 5/15/22 (c)		830	749,075
DR Horton, Inc., 4.00%, 2/15/20 (c)		450	455,625
Lennar Corp. (c):
4.50%, 11/15/19		450	462,375
4.75%, 5/30/25		410	391,550
Meritage Homes Corp., 4.50%, 3/01/18 (c)		600	598,500
PulteGroup, Inc., 6.38%, 5/15/33 (c)		600	603,000
Shea Homes LP / Shea Homes Funding Corp., 5.88%, 4/01/23 (b)(c)		440	440,000
Standard Pacific Corp., 8.38%, 1/15/21 (c)		2,000	2,285,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)(c)		177	166,380
TRI Pointe Holdings, Inc. (c):
4.38%, 6/15/19		415	402,550
5.88%, 6/15/24		280	271,600

			7,483,780
Household Products — 0.2%
Spectrum Brands, Inc.:
6.63%, 11/15/22		710	756,150
6.13%, 12/15/24 (b)		720	748,800

			1,504,950
Independent Power and Renewable Electricity Producers — 1.2%
Calpine Corp.:
6.00%, 1/15/22 (b)(c)		254	263,842
5.38%, 1/15/23		4,000	3,640,000
5.88%, 1/15/24 (b)(c)		240	246,000
Dynegy, Inc., 6.75%, 11/01/19 (c)		1,030	993,950
NRG Energy, Inc.:
7.63%, 1/15/18 (c)		2,735	2,762,350
6.25%, 7/15/22 (c)		112	92,400
6.25%, 5/01/24		50	39,875
NRG Yield Operating LLC, 5.38%, 8/15/24 (c)		130	109,200

			8,147,617
Insurance — 0.3%
CNO Financial Group, Inc., 5.25%, 5/30/25 (c)		346	349,460
HUB International Ltd., 9.25%, 2/15/21 (b)(j)		145	148,263

Corporate Bonds	Par (000)		Value
Insurance (continued)
Trader Corp., 9.88%, 8/15/18 (b)(c)	USD	1,400	$1,449,000

			1,946,723
Internet Software & Services — 0.3%
Blue Coat Holdings, Inc., 8.38%, 6/01/23 (b)(c)		412	416,120
Equinix, Inc. (c):
4.88%, 4/01/20		144	149,400
5.88%, 1/15/26		721	746,235
Netflix, Inc., 5.75%, 3/01/24 (c)		590	606,225

			1,917,980
IT Services — 1.0%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)(c)		287	226,730
First Data Corp. (b)(c):
5.38%, 8/15/23		424	432,480
7.00%, 12/01/23		2,584	2,603,380
5.00%, 1/15/24		744	744,000
5.75%, 1/15/24		2,678	2,657,915

			6,664,505
Media — 6.3%
Altice Financing SA, 6.63%, 2/15/23 (b)		560	550,200
Altice US Finance I Corp., 5.38%, 7/15/23 (b)(c)		1,380	1,386,900
Altice US Finance II Corp., 7.75%, 7/15/25 (b)(c)		770	704,550
Altice US Finance SA, 7.75%, 7/15/25 (b)		660	590,700
AMC Networks, Inc., 4.75%, 12/15/22 (c)		344	342,280
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23		3,000	3,085,500
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		325	329,063
5.13%, 2/15/23 (c)		709	707,228
5.13%, 5/01/23 (b)		300	300,000
5.88%, 5/01/27 (b)(c)		1,010	994,850
CCO Safari II LLC, 6.48%, 10/23/45 (b)(c)		3,000	3,020,214
CCOH Safari LLC, 5.75%, 2/15/26 (b)(c)		995	989,398
Clear Channel International BV, 8.75%, 12/15/20 (b)(c)		508	500,380
Clear Channel Worldwide Holdings, Inc. (c):
6.50%, 11/15/22		2,728	2,526,810
Series B, 7.63%, 3/15/20		5,274	4,351,050

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016	7

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds	Par (000)		Value
Media (continued)
Columbus International, Inc., 7.38%, 3/30/21 (b)(c)	USD	1,195	$1,197,987
CSC Holdings LLC, 5.25%, 6/01/24 (c)		540	476,550
DISH DBS Corp.:
5.13%, 5/01/20 (c)		1,052	1,044,110
6.75%, 6/01/21		500	510,000
5.88%, 11/15/24		840	748,650
Gannett Co., Inc., 6.38%, 10/15/23 (c)		1,400	1,477,000
Gray Television, Inc., 7.50%, 10/01/20 (c)		891	918,844
iHeartCommunications, Inc., 9.00%, 12/15/19 (c)		320	219,600
Intelsat Jackson Holdings SA (c):
7.25%, 10/15/20		1,250	1,075,000
5.50%, 8/01/23		2,241	1,787,197
Lamar Media Corp., 5.75%, 2/01/26 (b)		83	85,490
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)(c)		199	208,950
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)(c)		250	252,500
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)(c)		629	629,786
Neptune Finco Corp. (b):
10.13%, 1/15/23 (c)		528	558,360
6.63%, 10/15/25 (c)		550	570,625
10.88%, 10/15/25		200	211,500
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (b)(c)		765	771,694
Numericable Group SA, 6.00%, 5/15/22 (b)(c)		2,995	2,950,075
Outfront Media Capital LLC/Outfront Media Capital Corp. (c):
5.25%, 2/15/22		502	513,295
5.63%, 2/15/24		94	96,115
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)(c)		350	351,750
Sirius XM Radio, Inc. (b)(c):
4.25%, 5/15/20		994	1,008,910
5.38%, 4/15/25		1,080	1,085,400
Tribune Media Co., 5.88%, 7/15/22 (b)(c)		836	833,910
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (b)(c)		487	509,197

Corporate Bonds	Par (000)		Value
Media (continued)
Univision Communications, Inc., 5.13%, 5/15/23 (b)(c)	USD	1,360	$1,319,200
Virgin Media Finance PLC, 6.38%, 4/15/23 (b)(c)		805	825,125
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)(c)		980	935,900

			43,551,843
Metals & Mining — 1.0%
Alcoa, Inc., 5.87%, 2/23/22 (c)		900	795,938
ArcelorMittal, 6.13%, 6/01/18		314	285,740
Commercial Metals Co., 4.88%, 5/15/23 (c)		984	817,950
Constellium NV (b)(c):
8.00%, 1/15/23		1,500	1,286,250
5.75%, 5/15/24		750	562,500
Freeport-McMoRan, Inc., 2.38%, 3/15/18		34	21,760
Novelis, Inc., 8.75%, 12/15/20 (c)		1,517	1,378,801
Steel Dynamics, Inc., 5.13%, 10/01/21 (c)		970	904,525
Teck Resources Ltd., 3.00%, 3/01/19 (c)		203	127,890
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)(c)		622	520,925

			6,702,279
Multiline Retail — 0.2%
Neiman Marcus Group Ltd. (b)(c):
8.00%, 10/15/21		1,012	759,000
(8.75% Cash or 9.50% PIK), 8.75%, 10/15/21 (i)		963	611,505

			1,370,505
Offshore Drilling & Other Services — 0.0%
Sensata Technologies BV, 5.00%, 10/01/25 (b)		90	86,625
Oil, Gas & Consumable Fuels — 2.6%
Antero Resources Corp., 5.38%, 11/01/21 (c)		285	241,538
Bonanza Creek Energy, Inc., 6.75%, 4/15/21 (c)		86	33,755
Concho Resources, Inc., 5.50%, 4/01/23 (c)		510	462,565
Continental Resources, Inc., 3.80%, 6/01/24		90	58,151
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)(c)		1,121	992,085
Diamondback Energy, Inc., 7.63%, 10/01/21 (c)		572	569,140

8	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Equity LP:
5.88%, 1/15/24	USD	49	$38,220
5.50%, 6/01/27		49	34,790
MEG Energy Corp., 6.50%, 3/15/21 (b)(c)		3,586	2,035,055
Memorial Resource Development Corp., 5.88%, 7/01/22 (c)		970	727,500
MIE Holdings Corp., 6.88%, 2/06/18		660	221,100
MPLX LP, 4.88%, 6/01/25 (b)(c)		790	617,028
Newfield Exploration Co., 5.63%, 7/01/24 (c)		132	110,550
NGPL PipeCo LLC, 7.77%, 12/15/37 (b)(c)		337	253,592
Noble Energy, Inc., 5.63%, 5/01/21 (c)		1,700	1,700,000
ONEOK, Inc., 7.50%, 9/01/23 (c)		150	121,875
Pertamina Persero PT, 5.63%, 5/20/43 (b)(c)		2,000	1,558,374
Pratama Agung Pte Ltd., 6.25%, 2/24/20		1,600	1,569,925
Range Resources Corp., 5.00%, 8/15/22 (c)		91	70,980
Rockies Express Pipeline LLC, 5.63%, 4/15/20 (b)(c)		630	563,850
Sabine Pass Liquefaction LLC (c):
6.25%, 3/15/22		752	692,780
5.63%, 4/15/23		1,980	1,737,450
Seven Generations Energy Ltd., 8.25%, 5/15/20 (b)(c)		1,550	1,381,437
SM Energy Co., 6.13%, 11/15/22 (c)		1,480	851,000
Whiting Petroleum Corp.:
5.00%, 3/15/19 (c)		648	420,795
1.25%, 4/01/20 (b)		1,582	857,246

			17,920,781
Oil: Crude Producers — 0.1%
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21 (c)		750	759,375
Paper & Forest Products — 0.0%
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (b)(c)		390	312,000
Pharmaceuticals — 1.3%
DPx Holdings BV, 7.50%, 2/01/22 (b)		135	126,394
Endo Finance LLC/Endo Finco, Inc. (b)(c):
5.88%, 1/15/23		620	615,350
6.00%, 7/15/23		1,240	1,246,200

Corporate Bonds	Par (000)		Value
Pharmaceuticals (continued)
Forest Laboratories, Inc., 5.00%, 12/15/21 (b)(c)	USD	718	$787,049
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (c)		544	552,214
Valeant Pharmaceuticals International, Inc. (b)(c):
6.75%, 8/15/18		1,807	1,799,094
6.75%, 8/15/21		1,276	1,237,720
5.63%, 12/01/21		1,182	1,075,620
5.88%, 5/15/23		1,584	1,417,680

			8,857,321
Real Estate Investment Trusts (REITs) — 0.7%
FelCor Lodging LP, 6.00%, 6/01/25 (c)		325	328,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21 (c)		865	890,950
Pakuwon Prima Pte, Ltd., 7.13%, 7/02/19		3,350	3,303,767

			4,522,967
Real Estate Management & Development — 3.7%
Caifu Holdings Ltd., 8.75%, 1/24/20		3,000	3,075,843
Lai Sun International Finance 2012 Ltd., 5.70%, 1/18/18		2,000	1,985,920
Lennar Corp., 4.88%, 12/15/23 (c)		266	260,680
Lodha Developers International Ltd., 12.00%, 3/13/20		350	304,500
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (b)(c)		4,360	3,896,179
Punch Taverns Finance B Ltd.:
7.37%, 9/30/21	GBP	2,650	3,767,814
Series A6, 5.94%, 9/30/22		6,346	8,693,491
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 12/01/21 (b)(c)	USD	1,209	1,231,669
Sparkle Assets Ltd., 6.88%, 1/30/20		2,000	1,993,488
Vingroup JSC, 11.63%, 5/07/18		250	262,559

			25,472,143
Road & Rail — 0.8%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.13%, 6/01/22 (b)(c)		100	94,440
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25 (b)(c)		640	579,200
Hertz Corp. (c):
4.25%, 4/01/18		400	398,000

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016	9

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds	Par (000)		Value
Road & Rail (continued)
Hertz Corp. (c) (continued):
7.38%, 1/15/21	USD	825	$835,312
Lima Metro Line 2 Finance Ltd., 5.88%, 7/05/34 (b)(c)		4,000	3,765,000

			5,671,952
Semiconductors & Semiconductor Equipment — 0.2%
NXP BV/NXP Funding LLC (b)(c):
4.13%, 6/15/20		760	756,200
4.63%, 6/15/22		410	398,725

			1,154,925
Software — 0.2%
ACI Worldwide, Inc., 6.38%, 8/15/20 (b)(c)		580	594,500
Informatica LLC, 7.13%, 7/15/23 (b)(c)		570	510,150
Nuance Communications, Inc., 5.38%, 8/15/20 (b)(c)		335	335,000
Rolta Americas LLC, 8.88%, 7/24/19		200	94,000

			1,533,650
Specialty Retail — 0.4%
Asbury Automotive Group, Inc., 6.00%, 12/15/24 (c)		580	566,950
L Brands, Inc., 6.88%, 11/01/35 (b)(c)		589	608,879
Michaels Stores, Inc., 5.88%, 12/15/20 (b)(c)		440	453,200
Penske Automotive Group, Inc., 5.38%, 12/01/24 (c)		419	406,430
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/01/22 (c)		647	675,306

			2,710,765
Technology Hardware, Storage & Peripherals — 0.1%
Pacific Emerald Property Ltd., 9.75%, 7/25/18		1,000	950,000
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 5.00%, 5/01/25		89	86,775
Springs Industries, Inc., 6.25%, 6/01/21 (c)		1,434	1,412,490
William Carter Co., 5.25%, 8/15/21 (c)		134	138,020

			1,637,285
Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc., 5.25%, 6/15/20 (c)		550	503,250

Corporate Bonds	Par (000)		Value
Tobacco — 0.1%
Reynolds American, Inc., 5.85%, 8/15/45	USD	465	$515,737
Trading Companies & Distributors — 0.5%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 5/30/25 (b)(c)		2,467	2,509,800
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Series 2012-1, Class B, 6.50%, 5/30/21 (b)(c)		618	634,972

			3,144,772
Transportation Infrastructure — 0.1%
Transurban Finance Co., 4.13%, 2/02/26 (b)(c)		520	521,126
Wireless Telecommunication Services — 2.0%
Crown Castle International Corp., 5.25%, 1/15/23 (c)		565	601,725
Digicel Ltd., 6.00%, 4/15/21 (b)(c)		5,000	4,356,250
SBA Communications Corp., 4.88%, 7/15/22 (c)		1,210	1,210,000
Softbank Corp., 4.50%, 4/15/20 (b)(c)		1,500	1,493,430
Sprint Communications, Inc.:
9.00%, 11/15/18 (b)(c)		2,191	2,234,820
7.00%, 8/15/20		305	224,175
Sprint Corp., 7.88%, 9/15/23 (c)		937	667,612
T-Mobile USA, Inc.:
6.63%, 4/28/21 (c)		290	299,788
6.73%, 4/28/22 (c)		945	969,806
6.84%, 4/28/23 (c)		610	628,300
6.50%, 1/15/24		440	444,400
6.50%, 1/15/26 (c)		785	785,000

			13,915,306
Total Corporate Bonds - 51.9%			357,658,382

Floating Rate Loan Interests (a)
Airlines — 0.4%
Delta Air Lines, Inc., 2016 Term Loan B2, 2.68%, 4/18/16		2,910	2,902,725
Auto Components — 0.2%
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		1,340	1,205,315
Chemicals — 0.0%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		87	85,488

10	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Floating Rate Loan Interests (a)	Par (000)		Value
Chemicals (continued)
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19	USD	45	$44,356
MacDermid, Inc., Term Loan B3, 5.50%, 6/07/20		185	171,356

			301,200
Commercial Services & Supplies — 0.1%
ADS Waste Holdings, Inc., Term Loan B2, 3.75%, 10/09/19		359	345,921
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		209	194,698

			540,619
Diversified Consumer Services — 0.1%
AssuredPartners, Inc., 2015 1st Lien Term Loan, 5.75%, 10/21/22		195	191,467
Bright Horizons Family Solutions, Inc., Term Loan B, 4.00%, 1/30/20		485	483,181

			674,648
Diversified Financial Services — 1.7%
Aviron Capital LLC, Term Loan, 15.32%, 10/20/16		12,000	12,000,000
Diversified Telecommunication Services — 0.1%
Level 3 Financing, Inc., 2013 Term Loan B, 4.00%, 1/15/20		925	922,687
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC, Term Loan, 3.25%, 4/29/20		292	286,209
Energy Equipment & Services — 0.1%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		604	581,617
Health Care Equipment & Supplies — 0.2%
Capsugel Holdings US, Inc., Term Loan B, 8.43%, 8/01/18		45	43,909
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		449	431,667
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		728	667,481

			1,143,057
Health Care Providers & Services — 0.1%
Envision Healthcare Corp., 5.13%, 7/01/22 (b)(c)		205	201,412

Floating Rate Loan Interests (a)	Par (000)		Value
Health Care Providers & Services (continued)
Envision Healthcare Corp., Term Loan, B2, 4.50%, 10/28/22	USD	200	$198,392

			399,804
Hotels, Restaurants & Leisure — 3.5%
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		2,065	1,795,489
Hilton Ft. Lauderdale, Mezzanine Term Loan 5, 6.43%, 8/04/19		6,500	6,500,000
Hilton Los Cabos, B-Note, 8.43%, 9/18/18		5,375	5,375,000
Hilton Orlando, Mezzanine A3, 6.12%, 8/01/16		7,250	7,250,000
MGM Resorts International, Term Loan A, 3.18%, 12/20/17		715	708,657
Starwood Schulte, Mezzanine Term Loan, 8.28%, 6/30/17		2,000	1,990,000
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		246	240,917

			23,860,063
Insurance — 0.6%
Dallas Design District, Mezzanine Term Loan, 7.13%, 11/09/16		4,000	4,000,000
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 3.75%, 3/01/21		476	456,722

			4,456,722
IT Services — 0.1%
First Data Corp., 2018 Extended Term Loan, 3.93%, 3/24/18		1,040	1,025,482
Machinery — 0.1%
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		532	441,723
Media — 0.3%
Cengage Learning Acquisitions, Inc., 1st Lien Term Loan, 7.00%, 3/31/20		450	437,909
Clear Channel Communications, Inc., Term Loan D, 7.18%, 1/30/19		1,064	703,038
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		124	118,785
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		486	473,678

			1,733,410

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016	11

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Floating Rate Loan Interests (a)	Par (000)		Value
Pharmaceuticals — 0.1%
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22	USD	499	$488,667
Valeant Pharmaceuticals International, Inc.:
Series E Term Loan B, 3.75%, 8/05/20		201	192,960
Term Loan B F1, 4.00%, 4/01/22		133	128,146

			809,773
Real Estate Management & Development — 0.7%
680 Madison Avenue, Mezzanine Term Loan, 5.64%, 8/09/17		4,000	4,000,000
Realogy Corp., Term Loan B, 3.75%, 3/05/20		871	863,558

			4,863,558
Road & Rail — 0.1%
Hertz Corp., Term Loan B2, 3.00%, 3/11/18		499	492,110
Semiconductors & Semiconductor Equipment — 0.4%
Avago Technologies Cayman Ltd., 2016 Term Loan B, 4.25%, 2/01/23		1,791	1,761,055
Microsemi Corp., 2015 Term Loan B, 5.25%, 1/15/23		115	114,224
NXP BV, 2015 Term Loan B, 3.75%, 12/07/20		542	540,893

			2,416,172
Specialty Retail — 0.0%
CNT Holdings III Corp., Term Loan B, 7.12%, 1/22/23		214	212,573
Total Floating Rate Loan Interests — 8.9%			61,269,467

Foreign Agency Obligations
Argentina Bonar Bonds:
24.43%, 3/28/17 (a)	ARS	304	22,341
9.00%, 11/29/18		323	335,758
Cyprus Government International Bond, 4.63%, 2/03/20 (b)	EUR	2,950	3,419,438
Development Bank of Mongolia LLC, 5.75%, 3/21/17	USD	1,000	930,769
Dominican Republic International Bond, 6.88%, 1/29/26 (b)(j)		112	113,400
Iceland Government International Bond, 5.88%, 5/11/22		3,415	3,926,225

Foreign Agency Obligations	Par (000)		Value
Indonesia Government International Bond, 4.75%, 1/08/26 (b)	USD	207	$210,771
Mexican Bonos:
4.75%, 6/14/18	MXN	11	62,006
6.50%, 6/10/21		1,600	92,536
10.00%, 12/05/24	USD	1,600	112,753
Mexican Udibonos:
3.50%, 12/14/17		3,246	185,275
4.00%, 6/13/19		3,246	188,057
Mexico Government International Bond, 4.13%, 1/21/26		340	340,340
Perusahaan Penerbit SBSN Indonesia III, 4.33%, 5/28/25 (b)		312	303,454
Portugal Government International Bond, 5.13%, 10/15/24 (b)		5,430	5,576,610
Russian Federal Bond, 7.00%, 8/16/23	RUB	1,640	18,292
Slovenia Government International Bond:
2.25%, 3/25/22	EUR	922	1,079,304
5.85%, 5/10/23 (b)(c)	USD	766	878,679
Sri Lanka Government International Bond, 5.88%, 7/25/22	USD	3,000	2,710,869
Total Foreign Agency Obligations — 3.0%			20,506,877

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 26.0%
Alternative Loan Trust:
Series 2005-61, Class 2A1, 0.71%, 12/25/35 (a)		4,227	3,676,308
Series 2005-9CB, Class 1A3, 0.88%, 5/25/35 (a)(c)		5,395	4,359,857
Series 2006-40T1, Class 2A5, 0.83%, 12/25/36 (a)		3,273	1,361,769
Series 2006-7CB, Class 2A1, 6.50%, 5/25/36		3,986	2,938,004
Series 2006-J7, Class 2A1, 2.15%, 11/20/36 (a)		8,582	6,302,943
Series 2006-J8, Class A5, 6.00%, 2/25/37		2,535	1,966,338
Series 2006-OA14, Class 3A1, 1.14%, 11/25/46 (a)		13,324	10,743,703
Series 2006-OA16, Class A2, 0.62%, 10/25/46 (a)		10,365	9,058,868
Series 2006-OA18, Class A1, 0.55%, 12/25/46 (a)		6,341	5,480,248
Series 2006-OA22, Class A1, 0.59%, 2/25/47 (a)		5,483	4,548,203

12	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Alternative Loan Trust (continued):
Series 2006-OA6, Class 1A1A, 0.64%, 7/25/46 (a)	USD	10,519	$7,920,163
Series 2006-OA8, Class 1A1, 0.62%, 7/25/46 (a)		3,845	3,143,900
Series 2007-12T1, Class A22, 5.75%, 6/25/37 (c)		7,008	5,670,794
Series 2007-12T1, Class A5, 6.00%, 6/25/37		3,401	2,802,746
Series 2007-22, Class 2A16, 6.50%, 9/25/37		11,882	9,210,865
Series 2007-23CB, Class A1, 6.00%, 9/25/37		10,170	8,869,015
Series 2007-4CB, Class 1A3, 0.78%, 4/25/37 (a)		6,452	4,751,303
Series 2007-OA2, Class 1A1, 1.13%, 3/25/47 (a)		6,562	4,949,290
American Home Mortgage Assets Trust, Series 2006-5, Class A1, 1.21%, 11/25/46 (a)		6,671	3,214,769
CHL Mortgage Pass-Through Trust:
Series 2006-3, Class 1A1, 0.67%, 3/25/36 (a)		13,862	11,660,757
Series 2007-J2, Class 2A1, 1.08%, 7/25/37 (a)		5,986	3,698,189
Series 2007-J2, Class 2A8, 6.00%, 7/25/37		3,305	2,703,361
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 2.69%, 11/25/36 (a)		8,593	7,105,855
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.63%, 4/25/46 (a)		10,997	9,639,382
Fannie Mae Connecticut Avenue Securities, Class 1M2 (a):
Series 2014-C02, 3.03%, 5/25/24		10,000	8,457,352
Series 2014-C03, 3.43%, 7/25/24		6,000	5,270,128
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 0.65%, 6/25/37 (a)		6,866	5,633,349
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.75%, 5/26/37 (a)(b)		17,310	10,905,350
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 5/25/36 (a)		9,657	4,891,259
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, 1.03%, 8/25/36 (a)		8,180	2,910,216

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 1.06%, 5/25/47 (a)	USD	6,041	$5,016,415

			178,860,699
Commercial Mortgage-Backed Securities — 12.5%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2013-DSMZ, Class M, 6.12%, 9/15/18 (a)(b)		7,500	7,499,925
BXHTL Mortgage Trust, Series 2015-JWRZ (a)(b):
Class DR3, 4.32%, 5/15/29		2,000	1,865,470
Class GL3, 4.00%, 5/15/29		2,510	2,327,931
CD Commercial Mortgage Trust, Series 2007-CD5, Class C, 6.32%, 11/15/44 (a)(c)		3,372	3,458,845
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.68%, 12/15/27 (a)(b)		5,000	4,735,002
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 (a)(b):
Class D, 3.18%, 6/15/31		3,000	2,950,911
Class E, 5.08%, 6/15/31		1,931	1,922,699
Commercial Mortgage Pass-Through Certificates (a):
Series 2007-C9, Class E, 5.99%, 12/10/49 (c)		5,000	5,079,275
Series 2013-LC13, Class D, 5.21%, 8/10/46 (b)		2,650	2,415,607
Series 2014-FL5, Class HFL1, 3.68%, 7/15/31 (b)		6,057	5,808,001
Series 2014-KYO, Class F, 3.92%, 6/11/27 (b)(c)		8,500	8,404,637
Series 2014-LC15, Class D, 5.11%, 4/10/47 (b)(c)		3,000	2,577,260
Series 2014-PAT, Class E, 3.57%, 8/13/27 (b)		1,000	965,532
Series 2014-PAT, Class F, 2.87%, 8/13/27 (b)		3,000	2,831,728
Series 2014-PAT, Class G, 2.02%, 8/13/27 (b)		2,000	1,846,520
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class B, 4.88%, 7/15/37		2,000	1,998,399
GAHR Commericial Mortgage Trust, Series 2015-NRF, Class GFX, 3.49%, 12/15/19 (a)(b)		2,500	2,270,273
Goldman Sachs Mortgage Securities Trust, Series 2014-GSFL (a)(b):
Class D, 4.33%, 7/15/31		1,325	1,316,546

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016	13

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Goldman Sachs Mortgage Securities Trust, Series 2014-GSFL (a)(b) (continued):
Class E, 6.38%, 7/15/31	USD	1,000	$990,071
Great Wolf Trust, Series 2015-WFMZ, Class M, 7.41%, 5/15/32 (a)(b)		3,300	3,237,564
JPMorgan Chase Commercial Mortgage Securities Trust (a)(b):
Series 2014-CBMZ, Class M, 6.65%, 10/15/19		2,000	1,940,340
Series 2014-DSTY, Class E, 3.93%, 6/10/27		5,000	4,569,031
London & Regional Debt Securitisation No. 2 PLC, Series 2, Class A, 3.59%, 10/15/18 (a)	GBP	1,461	2,077,065
Madison Avenue Trust, Series 2013-650M, Class E, 4.17%, 10/12/32 (a)(b)	USD	5,000	4,939,152
New York Mortgage Securitization Trust, Series 2013-1, Class A, 5.68%, 8/27/24 (a)(b)		5,000	5,025,000
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 6.15%, 2/15/51 (a)(c)		2,680	2,699,448

			85,752,232
Total Non-Agency Mortgage-Backed Securities — 38.5%			264,612,931

Preferred Securities

Capital Trusts
Banks — 4.6%
BNP Paribas SA, 7.20% (a)(b)(c)(k)		7,500	8,437,500
Capital One Financial Corp., Series E, 5.55% (a)(c)(k)		3,500	3,480,312
Credit Suisse Group AG, 7.50% (a)(b)(c)(k)		2,851	2,926,780
Fifth Third Bancorp, Series J, 4.90% (a)(c)(k)		3,000	2,715,000
HSBC Holdings PLC, 6.38% (a)(c)(k)		3,700	3,565,357
Wells Fargo & Co. (a)(c)(k):
Series S, 5.90%		8,800	8,877,000
Series U, 5.88%		1,280	1,349,248

			31,351,197

Capital Trusts	Par (000)		Value
Capital Markets — 1.3%
Credit Suisse Group AG, 6.25% (a)(b)(c)(k)	USD	1,035	$1,010,332
Goldman Sachs Group, Inc., Series L, 5.70% (a)(c)(k)		1,300	1,282,125
Morgan Stanley, Series H, 5.45% (a)(c)(k)		5,104	4,925,360
State Street Corp., Series F, 5.25% (a)(c)(k)		1,875	1,884,375

			9,102,192
Diversified Financial Services — 6.9%
Bank of America Corp. (a)(k)
Series AA, 6.10% (c)		2,865	2,912,845
Series U, 5.20% (c)		1,750	1,636,250
Series V, 5.13%		1,100	1,042,250
Series X, 6.25% (c)		4,425	4,425,000
Bank of New York Mellon Corp., Series D (a)(c)(k)		6,067	5,491,242
Citigroup, Inc. (a)(c)(k):
5.90%		2,250	2,216,250
Series D, 5.95%		3,700	3,590,110
Series R, 6.13%		1,935	1,946,475
JPMorgan Chase & Co. (a)(c)(k):
Series Q, 5.15%		5,500	5,239,300
Series V, 5.00%		3,500	3,283,437
Macquarie Bank Ltd., 10.25%, 6/20/57 (a)		10,000	10,731,640
Societe Generale SA, 6.00% (a)(b)(c)(k)		5,540	5,075,859

			47,590,658
Electric Utilities — 1.0%
Electricite de France SA, 5.25% (a)(b)(c)(k)		7,500	6,721,875
Industrial Conglomerates — 0.9%
General Electric Co., Series D, 5.00% (a)(k)		5,921	6,083,827
Insurance — 3.1%
Allstate Corp, 5.75%, 8/15/53 (a)(c)		2,000	2,037,500
Liberty Mutual Group, Inc., 7.80%, 3/07/87 (b)(c)		10,760	12,266,400
Prudential Financial, Inc., 5.63%, 6/15/43 (a)(c)		6,000	6,067,500
Voya Financial, Inc., 5.65%, 5/15/53 (a)(c)		1,090	1,057,300

			21,428,700
Oil, Gas & Consumable Fuels — 0.4%
Enterprise Products Operating LLC, Series A, 8.38%, 8/01/66 (a)(c)		3,248	2,598,400

14	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Capital Trusts		Par (000)	Value
Real Estate Investment Trusts (REITS) — 1.8%
Firstar Realty LLC, 8.88% (b)(k)		10	$12,393,750
Total Capital Trusts — 20.0%			137,270,599

Preferred Stocks		Shares
Aerospace & Defense — 0.3%
United Technologies Corp., 7.50%		25,650	2,249,248
Capital Markets — 1.9%
Goldman Sachs Group, Inc., Series J, 5.50% (a)(k)		395,017	9,863,575
Morgan Stanley, 6.88% (a)(k)		100,000	2,804,000
SCE Trust III, 5.75% (a)(k)		23,730	631,455

			13,299,030
Diversified Financial Services — 0.3%
Citigroup, Inc., Series K, 6.88% (a)(k)		75,000	2,060,250
Real Estate Investment Trusts (REITs) — 0.3%
SunTrust Real Estate Investment Corp., 9.00% (b)(k)		15	1,833,459
Total Preferred Stocks — 2.8%			19,441,987
Total Preferred Securities — 22.8%			156,712,586

U.S. Treasury Obligations — 5.2%		Par (000)
U.S. Treasury Notes, 2.25%, 11/15/25 (c)	USD	34,500	35,485,148

Warrants	Shares	Value
Diversified Financial Services — 0.0%
Aviron Capital LLC (Expires 10/20/16) (l)	10	—
Total Long-Term Investments (Cost — $1,164,146,797) — 165.0%		$1,133,628,833

Short-Term Securities — 5.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (m)(n)	35,007,969	35,007,969
Total Short-Term Securities (Cost — $35,007,969) — 5.1%		35,007,969
Options Purchased (Cost — $286,218) — 0.0%		275,362
Total Investments Before Options Written (Cost — $1,199,440,984*) — 170.1%		1,168,912,164
Options Written (Premiums Received — $211,816) — (0.0)%		(123,592)
Total Investments, Net of Options Written (Cost — $1,199,229,168) — 170.1%		1,168,788,572
Liabilities in Excess of Other Assets — (70.1)%		(481,530,995)

Net Assets —100.0%		$687,257,577

*	As of January 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,191,551,763

Gross unrealized appreciation	$16,810,939
Gross unrealized depreciation	(39,450,538)

Net unrealized depreciation	$(22,639,599)

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Security is eligible to receive residual cash flows.

(f)	Zero-coupon bond.

(g)	Amount is less than $500.

(h)	Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $561 and an original cost of $8,635 which was less than 0.05% of its net assets.

(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016	15

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

(j)	When-issued security.

(k)	Perpetual security with no stated maturity date.

(l)	All or a portion of security is held by a wholly owned subsidiary.

(m)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at January 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,140,532	28,867,437	35,007,969	$18,557

(n)	Current yield as of period end.

Portfolio Abbreviations

ABS	Asset-Backed Security
ADS	American Depositary Shares
ARS	Argentine Peso
ARS	Auction Rate Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CNY	Chinese Renminbi
COP	Certificates of Participation
CR	Custodian Receipt
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISDA	International Swaps and Derivatives Association, Inc.
JPY	Japanese Yen
JSC	Joint Stock Company
KRW	South Korean Won
KLIBOR	Kuala Lumpur Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28 Day
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
OTC	Over-the-Counter
PIK	Payment-In-Kind.
PLN	Polish Zloty
Radian	Radian Guaranty, Inc.
REMIC	Real Estate Mortgage Investment Conduit
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry subclassifications for reporting ease.

16	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
UBS Ltd.	0.70%	4/16/15	Open	$1,792,500	$1,802,608	Corporate Bonds	Open/Demand[1]
UBS Ltd.	0.80%	6/3/15	Open	158,000	158,850	Corporate Bonds	Open/Demand[1]
UBS Ltd.	0.85%	6/3/15	Open	920,000	925,257	Corporate Bonds	Open/Demand[1]
UBS Ltd.	0.85%	6/3/15	Open	232,500	233,828	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.65%	8/12/15	Open	500,000	501,553	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.75%	8/12/15	Open	2,577,000	2,583,772	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.75%	8/12/15	Open	10,165,000	10,191,711	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.75%	8/12/15	Open	5,320,000	5,333,980	Corporate Bonds	Open/Demand[1]
UBS Ltd.	0.80%	9/8/15	Open	343,943	345,051	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.65%	9/21/15	Open	1,208,291	1,211,171	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.65%	9/21/15	Open	2,125,000	2,130,065	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.65%	9/21/15	Open	2,400,350	2,406,071	Corporate Bonds	Open/Demand[1]
UBS Ltd.	0.70%	11/10/15	Open	5,117,775	5,126,035	Foreign Agency Obligations	Open/Demand[1]
UBS Ltd.	0.75%	12/2/15	Open	465,238	465,819	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	747,338	748,201	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	541,325	541,951	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	1,213,650	1,215,052	Capital Trusts	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	440,735	441,244	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	387,100	387,547	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	253,575	253,868	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	878,088	879,102	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	450,215	450,735	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	3,230,760	3,234,493	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	486,675	487,237	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	539,850	540,474	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	708,038	708,856	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	238,631	238,907	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	542,430	543,057	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	537,000	537,621	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	980,100	981,233	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	405,950	406,419	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	789,750	790,663	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	419,475	419,960	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	535,088	535,706	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	723,450	724,286	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	698,063	698,869	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	688,750	689,546	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	755,535	756,408	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	549,750	550,385	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	2,095,144	2,097,565	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	535,088	535,706	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	781,200	782,103	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	652,438	653,191	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	553,500	554,140	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	642,950	643,693	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	680,600	681,386	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	634,480	635,213	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	545,200	545,830	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	383,050	383,493	Corporate Bonds	Open/Demand[1]

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016	17

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
UBS Securities LLC	0.75%	12/10/15	Open	$832,500	$833,388	Capital Trusts	Open/Demand[1]
UBS Securities LLC	0.80%	12/10/15	Open	1,111,500	1,112,686	Capital Trusts	Open/Demand[1]
UBS Securities LLC	0.80%	12/10/15	Open	1,504,800	1,506,405	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/10/15	Open	1,244,650	1,245,978	Capital Trusts	Open/Demand[1]
Barclays Bank PLC	0.65%	12/17/15	Open	2,677,500	2,679,675	Corporate Bonds	Open/Demand[1]
Barclays Bank PLC	0.75%	12/17/15	Open	3,504,644	3,507,929	Foreign Agency Obligations	Open/Demand[1]
Barclays Bank PLC	0.80%	12/17/15	Open	947,031	947,978	Corporate Bonds	Open/Demand[1]
Barclays Bank PLC	0.85%	12/17/15	Open	1,387,625	1,389,099	Corporate Bonds	Open/Demand[1]
Barclays Bank PLC	1.15%	12/17/15	Open	2,516,250	2,519,867	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.60%	12/17/15	Open	5,887,500	5,891,916	Capital Trusts	Open/Demand[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	975,550	976,526	Capital Trusts	Open/Demand[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	654,225	654,879	Capital Trusts	Open/Demand[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	644,875	645,520	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	160,849	161,010	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	1,988,438	1,990,426	Capital Trusts	Open/Demand[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	230,313	230,543	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	840,000	840,840	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	867,300	868,167	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	970,313	971,283	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	908,268	909,176	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	522,856	523,379	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	651,544	652,195	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	459,635	460,095	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	739,594	740,334	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	702,406	703,109	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.85%	12/17/15	Open	467,370	467,867	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.85%	12/17/15	Open	920,805	921,784	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.95%	12/17/15	Open	3,224,398	3,228,227	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	814,036	814,749	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	1.10%	12/17/15	Open	802,750	803,854	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	1.15%	12/17/15	Open	577,213	578,042	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	0.80%	12/17/15	Open	789,000	789,789	Foreign Agency Obligations	Open/Demand[1]
Deutsche Bank Securities, Inc.	0.80%	12/17/15	Open	2,427,000	2,429,428	Capital Trusts	Open/Demand[1]
Deutsche Bank Securities, Inc.	0.80%	12/17/15	Open	2,450,000	2,452,451	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	0.80%	12/17/15	Open	1,836,000	1,837,837	Capital Trusts	Open/Demand[1]
Deutsche Bank Securities, Inc.	0.80%	12/17/15	Open	1,751,000	1,752,752	Capital Trusts	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	104,000	104,130	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	2,515,000	2,517,515	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	631,000	631,789	Corporate Bonds	Open/Demand[1]

18	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	$250,000	$250,313	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	331,000	331,414	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,661,000	1,663,077	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	598,000	598,748	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	406,000	406,508	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,358,000	1,359,698	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	762,000	762,953	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,092,000	1,093,366	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	586,000	586,733	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	2,074,000	2,076,594	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	598,000	598,748	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	238,000	238,298	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	189,000	189,236	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,293,000	1,294,617	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	603,000	603,754	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	906,000	907,133	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	2,633,000	2,636,293	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	345,000	345,431	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	309,000	309,386	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	870,000	871,088	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	145,000	145,181	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	637,000	637,797	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	95,000	95,119	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	830,000	831,038	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	223,000	223,279	Corporate Bonds	Open/Demand[1]

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016	19

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	$300,000	$300,375	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,428,000	1,429,786	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	2,839,000	2,842,551	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	637,000	637,797	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	262,000	262,328	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	5,150,000	5,156,441	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	367,000	367,459	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	87,000	87,109	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	792,000	792,991	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	121,000	121,151	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,135,000	1,136,420	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	312,000	312,390	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	291,000	291,364	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,304,000	1,305,631	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	697,000	697,872	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	399,000	399,499	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	640,000	640,800	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	367,000	367,459	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	291,000	291,364	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,078,000	1,079,348	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	2,688,000	2,691,360	Capital Trusts	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	930,000	931,163	Capital Trusts	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,520,000	1,521,900	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	4,594,000	4,599,743	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	2,521,000	2,524,151	Capital Trusts	Open/Demand[1]

20	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	$1,480,000	$1,481,850	Capital Trusts	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	2,842,000	2,845,553	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,335,000	1,336,670	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	705,000	705,882	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	553,000	553,692	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	250,000	250,313	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	287,000	287,359	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	2,209,000	2,211,763	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,933,000	1,935,418	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,888,000	1,890,361	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,325,000	1,326,657	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	178,000	178,223	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	3,320,000	3,324,152	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	291,000	291,364	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	2,465,000	2,468,083	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	904,000	905,130	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	635,000	635,794	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	866,000	867,083	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	135,000	135,169	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	155,000	155,194	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	981,000	982,227	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,034,000	1,035,293	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	2,110,000	2,112,639	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	3,102,000	3,105,880	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,883,000	1,885,355	Capital Trusts	Open/Demand[1]

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016	21

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	$2,572,000	$2,575,217	Capital Trusts	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	2,188,000	2,190,737	Capital Trusts	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	181,000	181,226	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,800,000	1,802,251	Capital Trusts	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,467,000	1,468,835	Capital Trusts	Open/Demand[1]
HSBC Securities (USA), Inc.	0.65%	12/17/15	Open	2,685,000	2,687,182	Capital Trusts	Open/Demand[1]
HSBC Securities (USA), Inc.	0.65%	12/17/15	Open	3,456,000	3,458,808	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	424,625	424,965	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	484,900	485,288	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	244,155	244,350	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.90%	12/17/15	Open	202,125	202,352	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.90%	12/17/15	Open	2,100,000	2,102,363	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.90%	12/17/15	Open	97,948	98,058	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.90%	12/17/15	Open	388,220	388,657	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.90%	12/17/15	Open	123,488	123,626	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/17/15	Open	449,805	450,339	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/17/15	Open	376,875	377,323	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/17/15	Open	758,345	759,246	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/17/15	Open	369,000	369,438	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/17/15	Open	737,200	738,075	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/17/15	Open	715,950	716,800	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/17/15	Open	1,973,420	1,975,763	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/17/15	Open	315,900	316,275	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/17/15	Open	233,250	233,527	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/17/15	Open	179,878	180,091	Corporate Bonds	Open/Demand[1]

22	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets LLC	0.95%	12/17/15	Open	$240,160	$240,445	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/17/15	Open	267,638	267,955	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/17/15	Open	1,121,250	1,122,581	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/17/15	Open	277,500	277,830	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/17/15	Open	310,780	311,149	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/17/15	Open	275,200	275,527	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/17/15	Open	167,860	168,059	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/17/15	Open	188,125	188,348	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/17/15	Open	462,075	462,624	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/17/15	Open	235,935	236,215	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/17/15	Open	448,800	449,333	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/17/15	Open	487,398	487,976	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/17/15	Open	344,500	344,909	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/17/15	Open	619,200	619,935	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/17/15	Open	467,775	468,330	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/17/15	Open	463,375	463,925	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	2,149,075	2,151,761	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	364,100	364,555	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	193,590	193,832	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	249,550	249,862	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	103,500	103,629	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	323,900	324,305	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	124,000	124,155	Floating Rate Loan Interests	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	120,080	120,230	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	181,640	181,867	Corporate Bonds	Open/Demand[1]

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016	23

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets LLC	1.00%	12/17/15	Open	$358,875	$359,324	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	622,500	623,278	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	495,600	496,220	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	368,000	368,460	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	152,220	152,410	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	720,225	721,125	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	767,350	768,309	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	443,620	444,175	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	414,050	414,568	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	1,083,375	1,084,729	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	267,138	267,471	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	1,962,250	1,964,703	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	1,178,000	1,179,473	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	1,156,320	1,157,765	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	734,825	735,744	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	2,054,280	2,056,848	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	628,000	628,785	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	598,600	599,348	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	492,900	493,516	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	398,475	398,973	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	835,275	836,319	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	1,096,200	1,097,570	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	378,200	378,673	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	492,800	493,416	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	134,460	134,628	Corporate Bonds	Open/Demand[1]

24	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets LLC	1.00%	12/17/15	Open	$245,700	$246,007	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	138,750	138,923	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	80,250	80,350	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	270,100	270,438	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	214,130	214,398	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	194,375	194,618	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	78,500	78,598	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	88,400	88,511	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	323,900	324,305	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	242,150	242,453	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	48,000	48,060	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	54,925	54,994	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	241,425	241,727	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	138,400	138,573	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	367,875	368,335	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	192,625	192,866	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	303,750	304,130	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	45,390	45,447	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	78,680	78,778	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	45,338	45,394	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	51,680	51,745	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	364,100	364,555	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	373,500	373,967	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	243,000	243,304	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	76,958	77,054	Corporate Bonds	Open/Demand[1]

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016	25

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets LLC	1.05%	12/17/15	Open	$45,150	$45,209	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.05%	12/17/15	Open	1,247,750	1,249,388	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.05%	12/17/15	Open	133,200	133,375	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.05%	12/17/15	Open	245,700	246,022	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.05%	12/17/15	Open	227,250	227,548	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.05%	12/17/15	Open	64,080	64,164	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.10%	12/18/15	Open	2,036,000	2,038,613	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.75%	12/18/15	Open	1,073,573	1,074,512	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.75%	12/18/15	Open	1,680,725	1,682,301	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.90%	12/18/15	Open	222,495	222,729	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.90%	12/18/15	Open	482,850	483,357	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.90%	12/18/15	Open	245,050	245,307	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/18/15	Open	406,400	406,850	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/18/15	Open	367,400	367,807	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/18/15	Open	1,050,000	1,051,313	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.05%	12/18/15	Open	200,515	200,761	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.85%	12/21/15	Open	856,980	857,810	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	7,317,000	7,323,250	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	1.04%	12/21/15	Open	273,000	273,323	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	1.04%	12/21/15	Open	3,127,000	3,130,704	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	1.04%	12/21/15	Open	619,000	619,733	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	1.04%	12/21/15	Open	1,414,000	1,415,675	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	1.04%	12/21/15	Open	1,350,000	1,351,599	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	1.04%	12/21/15	Open	1,093,000	1,094,295	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	0.80%	12/21/15	Open	1,069,000	1,069,998	Capital Trusts	Open/Demand[1]
UBS Ltd.	1.00%	12/21/15	Open	1,464,000	1,465,667	Corporate Bonds	Open/Demand[1]
UBS Ltd.	1.00%	12/21/15	Open	9,175,000	9,185,449	Capital Trusts	Open/Demand[1]

26	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
UBS Securities LLC	0.75%	12/21/15	Open	$4,963,750	$4,967,990	Capital Trusts	Open/Demand[1]
UBS Securities LLC	0.75%	12/21/15	Open	7,068,750	7,074,788	Capital Trusts	Open/Demand[1]
UBS Securities LLC	0.75%	12/21/15	Open	3,540,000	3,543,024	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.75%	12/21/15	Open	5,125,000	5,129,378	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.75%	12/21/15	Open	8,206,000	8,213,009	Capital Trusts	Open/Demand[1]
UBS Securities LLC	1.00%	12/21/15	Open	14,735,000	14,751,782	Capital Trusts	Open/Demand[1]
UBS Securities LLC	1.00%	12/21/15	Open	7,743,750	7,752,569	Capital Trusts	Open/Demand[1]
UBS Securities LLC	1.00%	12/21/15	Open	2,385,000	2,387,716	Foreign Agency Obligations	Open/Demand[1]
UBS Securities LLC	1.00%	12/21/15	Open	2,132,000	2,134,428	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	12/21/15	Open	3,062,500	3,065,988	Capital Trusts	Open/Demand[1]
UBS Securities LLC	1.00%	12/21/15	Open	3,135,750	3,139,321	Capital Trusts	Open/Demand[1]
UBS Securities LLC	1.00%	12/21/15	Open	4,071,000	4,075,636	Capital Trusts	Open/Demand[1]
UBS Securities LLC	1.00%	12/21/15	Open	3,348,500	3,352,314	Capital Trusts	Open/Demand[1]
UBS Securities LLC	1.00%	12/21/15	Open	4,819,800	4,825,289	Capital Trusts	Open/Demand[1]
UBS Securities LLC	1.00%	12/21/15	Open	3,812,500	3,816,842	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.65%	12/22/15	Open	52,981	53,020	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/22/15	Open	1,003,470	1,004,556	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/22/15	Open	616,875	617,542	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	12/22/15	Open	409,275	409,730	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	12/23/15	Open	507,642	508,178	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	12/28/15	Open	1,042,335	1,043,348	Corporate Bonds	Open/Demand[1]
JPMorgan Securities LLC	1.67%	1/4/16	2/02/16	2,535,000	2,538,298	Asset-Backed Securities	Up to 30 Days
JPMorgan Securities LLC	1.77%	1/4/16	2/02/16	3,590,000	3,594,949	Asset-Backed Securities	Up to 30 Days
Morgan Stanley Co., Inc.	1.50%	1/5/16	2/04/16	5,333,500	5,339,500	Asset-Backed Securities	Up to 30 Days
RBC Capital Markets LLC	1.77%	1/6/16	2/08/16	1,958,000	1,960,310	Non-Agency Mortgage-Backed Securities	Up to 30 Days
Barclays Capital, Inc.	1.92%	1/7/16	2/08/16	2,324,994	2,327,975	Non-Agency Mortgage-Backed Securities	Up to 30 Days
Barclays Capital, Inc.	1.92%	1/7/16	2/08/16	3,500,000	3,504,488	Non-Agency Mortgage-Backed Securities	Up to 30 Days
Barclays Capital, Inc.	1.92%	1/7/16	2/08/16	3,939,471	3,944,523	Non-Agency Mortgage-Backed Securities	Up to 30 Days
Barclays Capital, Inc.	1.92%	1/7/16	2/08/16	4,998,000	5,004,409	Non-Agency Mortgage-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.37%	1/7/16	2/08/16	1,121,000	1,122,026	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.37%	1/7/16	2/08/16	823,000	823,754	Asset-Backed Securities	Up to 30 Days

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016	27

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
BNP Paribas Securities Corp.	1.37%	1/7/16	2/08/16	$842,000	$842,771	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.37%	1/7/16	2/08/16	848,000	848,776	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.37%	1/7/16	2/08/16	819,000	819,750	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.47%	1/7/16	2/08/16	2,412,000	2,414,369	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.47%	1/7/16	2/08/16	970,000	970,953	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.47%	1/7/16	2/08/16	1,634,000	1,635,605	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.47%	1/7/16	2/08/16	1,934,000	1,935,900	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.47%	1/7/16	2/08/16	744,000	744,731	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.47%	1/7/16	2/08/16	1,120,000	1,121,100	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.47%	1/7/16	2/08/16	759,000	759,746	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.47%	1/7/16	2/08/16	1,692,000	1,693,662	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.47%	1/7/16	2/08/16	953,000	953,936	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.47%	1/7/16	2/08/16	787,000	787,773	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.47%	1/7/16	2/08/16	813,000	813,799	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.47%	1/7/16	2/08/16	757,000	757,744	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.47%	1/7/16	2/08/16	793,000	793,779	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.47%	1/7/16	2/08/16	1,307,000	1,308,284	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.47%	1/7/16	2/08/16	1,061,000	1,062,042	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.47%	1/7/16	2/08/16	782,000	782,768	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.47%	1/7/16	2/08/16	1,651,000	1,652,622	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.47%	1/7/16	2/08/16	998,000	998,980	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.47%	1/7/16	2/08/16	2,020,000	2,021,984	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.47%	1/7/16	2/08/16	776,000	776,762	Asset-Backed Securities	Up to 30 Days
RBC Capital Markets LLC	0.90%	1/7/16	Open	381,150	381,388	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	1/7/16	Open	469,040	469,366	Corporate Bonds	Open/Demand[1]

28	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	1.93%	1/13/16	2/16/16	$6,698,731	$6,705,180	Non-Agency Mortgage-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.04%	1/13/16	Open	1,104,000	1,104,542	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	1/13/16	Open	1,595,051	1,595,851	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	1/13/16	Open	971,856	972,266	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	1/14/16	Open	174,000	174,082	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	1/14/16	Open	549,000	549,259	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	1/14/16	Open	57,000	57,027	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	1/14/16	Open	404,000	404,191	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	1/14/16	Open	125,000	125,059	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	1/14/16	Open	497,000	497,235	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.95%	1/14/16	Open	335,200	335,350	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	0.40%	1/15/16	Open	35,276,250	35,282,913	U.S. Treasury Obligations	Open/Demand[1]
RBC Capital Markets LLC	1.00%	1/15/16	Open	174,400	174,463	Corporate Bonds	Open/Demand[1]
Citigroup Global Markets, Inc.	2.08%	1/20/16	2/22/16	3,465,703	3,467,901	Asset-Backed Securities	Up to 30 Days
RBC Capital Markets LLC	1.00%	1/20/16	Open	1,585,700	1,586,185	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	1/20/16	Open	432,863	432,995	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	1.33%	1/21/16	2/22/16	1,235,000	1,235,455	Asset-Backed Securities	Up to 30 Days
RBC Capital Markets LLC	1.83%	1/21/16	2/25/16	4,334,000	4,335,542	Corporate Bonds	Up to 30 Days
UBS Securities LLC	0.60%	1/21/16	Open	1,587,375	1,587,666	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	1/21/16	Open	937,595	937,855	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	1/22/16	Open	479,550	479,643	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	1/22/16	Open	531,375	531,478	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	1/22/16	Open	536,750	536,854	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	1/22/16	Open	386,975	387,050	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	1.04%	1/26/16	Open	1,248,000	1,248,216	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.90%	1/26/16	Open	88,075	88,088	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	1/26/16	Open	965,520	965,681	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	1/26/16	Open	845,975	846,116	Corporate Bonds	Open/Demand[1]

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016	29

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets LLC	1.00%	1/26/16	Open	$260,000	$260,043	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	1/26/16	Open	501,663	501,746	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	1/27/16	Open	504,000	504,070	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	1/27/16	Open	764,000	764,106	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	1/27/16	Open	132,000	132,018	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	1/27/16	Open	316,520	316,555	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	1/28/16	Open	795,488	795,576	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	1/28/16	Open	1,249,951	1,250,101	Corporate Bonds	Open/Demand[1]
Total				$498,363,552	$498,917,762

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value		Unrealized Depreciation
(158)	2-Year U.S. Treasury Note	March 2016	USD	34,542,750	$(148,214)
(146)	5-Year U.S. Treasury Note	March 2016	USD	17,618,094	(305,792)
(276)	10-Year U.S. Treasury Note	March 2016	USD	35,763,562	(969,466)
(10)	Euro BOBL Futures	March 2016	USD	1,434,615	(16,149)
(10)	Ultra U.S. Treasury Bond	March 2016	USD	1,661,875	(74,700)
(3)	90-Day Euro Dollar	June 2017	USD	742,537	(955)
Total					$(1,515,276)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,850,318	USD	449,652	BNP Paribas S.A.	2/02/16	$12,951
BRL	270,725	USD	66,965	BNP Paribas S.A.	2/02/16	720
BRL	274,399	USD	67,873	Deutsche Bank AG	2/02/16	730
BRL	166,328	USD	41,142	Goldman Sachs International	2/02/16	442
BRL	651,828	USD	161,232	Goldman Sachs International	2/02/16	1,733
BRL	192,096	USD	48,000	Goldman Sachs International	2/02/16	26
BRL	178,810	USD	44,229	The Royal Bank of Scotland PLC	2/02/16	475
BRL	182,625	USD	45,173	The Royal Bank of Scotland PLC	2/02/16	486
BRL	195,091	USD	48,256	The Royal Bank of Scotland PLC	2/02/16	519
BRL	321,629	USD	79,556	UBS AG	2/02/16	855

30	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	182,963	USD	44,965	UBS AG	2/02/16	$778
JPY	266,395,545	NZD	3,528,979	Citibank, N.A.	2/02/16	(84,757)
MXN	2,908,639	USD	157,572	Goldman Sachs International	2/02/16	2,792
NZD	4,200,000	JPY	322,274,400	HSBC Bank USA, N.A.	2/02/16	57,716
USD	65,000	BRL	270,725	BNP Paribas S.A.	2/02/16	(2,685)
USD	457,682	BRL	1,850,318	BNP Paribas S.A.	2/02/16	(4,920)
USD	67,000	BRL	274,399	Deutsche Bank AG	2/02/16	(1,603)
USD	40,200	BRL	166,328	Goldman Sachs International	2/02/16	(1,384)
USD	157,572	BRL	651,828	Goldman Sachs International	2/02/16	(5,393)
USD	47,516	BRL	192,096	Goldman Sachs International	2/02/16	(511)
USD	42,880	BRL	178,810	The Royal Bank of Scotland PLC	2/02/16	(1,825)
USD	44,965	BRL	182,625	The Royal Bank of Scotland PLC	2/02/16	(694)
USD	48,000	BRL	195,091	The Royal Bank of Scotland PLC	2/02/16	(775)
USD	77,000	BRL	321,629	UBS AG	2/02/16	(3,411)
USD	45,256	BRL	182,963	UBS AG	2/02/16	(487)
USD	3,641,026	EUR	3,352,000	Morgan Stanley & Co. International PLC	2/03/16	9,717
USD	107,655	EUR	100,000	State Street Bank and Trust Co.	2/03/16	(678)
USD	32,976,653	GBP	22,400,000	UBS AG	2/03/16	1,058,877
USD	382,094	JPY	44,837,000	UBS AG	2/03/16	11,733
EUR	98,000	USD	105,422	Citibank, N.A.	2/08/16	756
MXN	913,573	USD	49,800	Bank Of America, N.A.	2/08/16	552
MXN	1,744,552	USD	94,800	Deutsche Bank AG	2/08/16	1,351
MXN	1,165,280	USD	63,000	Deutsche Bank AG	2/08/16	1,225
MXN	2,305,531	USD	126,000	JPMorgan Chase Bank, N.A.	2/08/16	1,070
MXN	809,695	USD	44,250	JPMorgan Chase Bank, N.A.	2/08/16	376
MXN	823,141	USD	45,000	Morgan Stanley & Co. International PLC	2/08/16	368
MXN	3,147,768	USD	180,000	State Street Bank and Trust Co.	2/08/16	(6,510)
MXN	1,929,915	USD	108,000	State Street Bank and Trust Co.	2/08/16	(1,632)
USD	106,103	EUR	98,000	Citibank, N.A.	2/08/16	(75)
USD	268,500	MXN	4,795,585	Bank Of America, N.A.	2/08/16	4,191
RUB	4,355,235	USD	62,047	BNP Paribas S.A.	2/09/16	(4,456)
USD	87,182	RUB	6,119,559	BNP Paribas S.A.	2/09/16	6,261
KRW	95,816,000	USD	80,000	Deutsche Bank AG	2/11/16	(737)
USD	77,600	KRW	94,369,360	HSBC Bank USA, N.A.	2/11/16	(466)
USD	77,659	KRW	92,569,504	HSBC Bank USA, N.A.	2/11/16	1,081
USD	110,000	KRW	131,802,000	JPMorgan Chase Bank, N.A.	2/11/16	968
JPY	11,444,186	USD	97,000	JPMorgan Chase Bank, N.A.	2/12/16	(2,455)
JPY	11,424,621	USD	97,000	JPMorgan Chase Bank, N.A.	2/12/16	(2,616)
KRW	116,918,950	USD	97,000	HSBC Bank USA, N.A.	2/12/16	(282)
TRY	491,909	USD	162,000	BNP Paribas S.A.	2/12/16	3,914
USD	2,200	ARS	31,240	BNP Paribas S.A.	2/12/16	(39)
USD	35,000	JPY	4,239,352	Deutsche Bank AG	2/12/16	(23)
USD	95,400	JPY	11,333,632	Morgan Stanley & Co. International PLC	2/12/16	1,768
USD	63,600	JPY	7,566,433	Morgan Stanley & Co. International PLC	2/12/16	1,091
USD	97,000	KRW	117,234,200	Morgan Stanley & Co. International PLC	2/12/16	21
USD	32,400	TRY	98,907	Citibank, N.A.	2/12/16	(960)

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016	31

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	48,600	TRY	148,817	Citibank, N.A.	2/12/16	$(1,594)
USD	81,000	TRY	248,165	Morgan Stanley & Co. International PLC	2/12/16	(2,703)
USD	88,500	ZAR	1,454,147	Citibank, N.A.	2/12/16	(2,867)
CAD	137,598	USD	96,000	Standard Chartered Bank	2/16/16	2,221
RUB	2,899,567	USD	34,600	BNP Paribas S.A.	2/16/16	3,674
RUB	13,399,066	USD	173,000	JPMorgan Chase Bank, N.A.	2/16/16	3,865
TWD	3,373,785	USD	100,500	JPMorgan Chase Bank, N.A.	2/16/16	234
TWD	3,364,740	USD	100,500	Standard Chartered Bank	2/16/16	(36)
USD	31,140	RUB	2,456,323	BNP Paribas S.A.	2/16/16	(1,283)
USD	51,900	RUB	4,244,901	Deutsche Bank AG	2/16/16	(4,132)
USD	100,500	TWD	3,372,780	JPMorgan Chase Bank, N.A.	2/16/16	(204)
USD	100,500	TWD	3,363,735	Standard Chartered Bank	2/16/16	66
EUR	131,000	PLN	588,290	Goldman Sachs International	2/19/16	(2,176)
JPY	9,278,191	USD	79,500	Morgan Stanley & Co. International PLC	2/19/16	(2,839)
PLN	291,069	EUR	65,500	Morgan Stanley & Co. International PLC	2/19/16	334
USD	48,000	COP	156,120,000	BNP Paribas S.A.	2/19/16	508
USD	79,500	JPY	9,394,992	BNP Paribas S.A.	2/19/16	1,874
CAD	4,826,199	NZD	5,265,000	Royal Bank of Canada	2/22/16	39,632
USD	33,333	COP	112,449,655	Credit Suisse International	2/22/16	(863)
MXN	1,154,241	USD	62,000	Goldman Sachs International	2/25/16	1,541
MXN	1,480,811	USD	80,000	Goldman Sachs International	2/25/16	1,519
USD	142,000	MXN	2,611,090	Morgan Stanley & Co. International PLC	2/25/16	(1,741)
MXN	1,312,554	USD	71,000	Goldman Sachs International	2/26/16	1,251
MYR	138,446	USD	31,754	HSBC Bank USA, N.A.	2/26/16	1,677
RUB	1,247,799	EUR	14,000	BNP Paribas S.A.	2/26/16	1,254
TRY	209,840	USD	69,600	Citibank, N.A.	2/26/16	895
USD	71,000	MXN	1,306,548	UBS AG	2/26/16	(921)
USD	31,754	MYR	132,349	HSBC Bank USA, N.A.	2/26/16	(205)
USD	116,000	TRY	353,374	Credit Suisse International	2/26/16	(2,716)
BRL	198,438	USD	48,500	The Royal Bank of Scotland PLC	3/02/16	685
MXN	2,612,180	USD	142,000	Morgan Stanley & Co. International PLC	3/02/16	1,741
MXN	2,899,317	USD	157,572	State Street Bank and Trust Co.	3/02/16	1,970
MXN	1,306,999	USD	71,000	UBS AG	3/02/16	921
USD	449,652	BRL	1,865,516	BNP Paribas S.A.	3/02/16	(12,733)
USD	48,500	BRL	198,947	Goldman Sachs International	3/02/16	(811)
USD	64,000	BRL	258,048	Goldman Sachs International	3/02/16	40
USD	3,401,672	EUR	3,113,000	UBS AG	3/03/16	26,955
USD	31,904,901	GBP	22,334,000	UBS AG	3/03/16	79,996
USD	5,583	ARS	80,109	BNP Paribas S.A.	3/11/16	(81)
USD	2,800	ARS	40,320	BNP Paribas S.A.	3/14/16	(45)
AUD	1,500,332	EUR	975,000	Goldman Sachs International	3/15/16	2,403
IDR	1,108,749,200	USD	79,000	HSBC Bank USA, N.A.	3/21/16	1,363
USD	79,000	IDR	1,125,908,000	HSBC Bank USA, N.A.	3/21/16	(2,606)
RUB	4,114,530	EUR	49,000	Deutsche Bank AG	4/04/16	482
USD	5,846	ARS	85,059	BNP Paribas S.A.	4/08/16	(51)

32	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,846	ARS	85,059	BNP Paribas S.A.	4/08/16	$(51)
PLN	1,153,642	USD	281,085	JPMorgan Chase Bank, N.A.	4/15/16	1,336
PLN	1,163,745	USD	282,116	Royal Bank of Canada	4/15/16	2,778
USD	1,040,274	EUR	953,876	State Street Bank and Trust Co.	4/15/16	4,888
USD	615,229	PLN	2,465,009	HSBC Bank USA, N.A.	4/15/16	11,775
EUR	93,420	RUB	8,477,865	Deutsche Bank AG	4/21/16	(8,788)
MXN	1,844,422	USD	102,103	JPMorgan Chase Bank, N.A.	4/21/16	(965)
USD	54,111	EUR	50,000	State Street Bank and Trust Co.	4/21/16	(171)
USD	50,846	EUR	46,880	State Street Bank and Trust Co.	4/21/16	(49)
USD	321,937	MXN	5,814,423	State Street Bank and Trust Co.	4/21/16	3,106
USD	95,803	MXN	1,717,841	BNP Paribas S.A.	7/06/16	2,111
USD	96,588	MXN	1,731,917	BNP Paribas S.A.	7/06/16	2,129
USD	90,752	MXN	1,646,422	UBS AG	7/06/16	956
USD	90,094	MXN	1,634,214	State Street Bank and Trust Co.	7/08/16	976
Total						$1,212,694

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
EUR Currency	Call	Deutsche Bank AG	02/05/2016	USD	1.09	EUR	3,130	$8,850
USD Currency	Call	J.P. Morgan Chase Bank N.A.	02/10/2016	MXN	18.00	USD	158	2,357
USD Currency	Call	J.P. Morgan Chase Bank N.A.	02/18/2016	JPY	118.00	USD	159	4,445
USD Currency	Call	Citibank N.A.	03/03/2016	SEK	8.75	USD	6,870	32,873
USD Currency	Call	J.P. Morgan Chase Bank N.A.	03/07/2016	CAD	1.35	USD	192	7,924
USD Currency	Call	J.P. Morgan Chase Bank N.A.	03/10/2016	KRW	1,225.00	USD	250	2,460
EUR Currency	Call	Deutsche Bank AG	03/11/2016	AUD	1.60	EUR	3,410	28,127
EUR Currency	Call	Credit Suisse International	03/11/2016	AUD	1.53	EUR	3,410	78,580
USD Currency	Put	Goldman Sachs International	02/03/2016	MXN	18.10	USD	236	1,170
EUR Currency	Put	Deutsche Bank AG	02/05/2016	USD	1.08	EUR	3,130	8,850
USD Currency	Put	Citibank N.A.	02/09/2016	JPY	121.50	USD	159	1,482
USD Currency	Put	Deutsche Bank AG	02/29/2016	RUB	75.00	USD	265	6,779
USD Currency	Put	Citibank N.A.	03/03/2016	SEK	8.46	USD	6,870	46,682
EUR Currency	Put	Deutsche Bank AG	03/10/2016	RUB	80.00	EUR	154	3,768
EUR Currency	Put	Deutsche Bank AG	03/11/2016	AUD	1.44	EUR	3,410	5,914
EUR Currency	Put	Deutsche Bank AG	04/20/2016	RUB	90.00	EUR	173	19,745
Total								$260,006

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016	33

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	J.P. Morgan Chase Bank N.A.	03/09/2016	ZAR	16.30	USD	89	$(2,189)
USD Currency	Call	J.P. Morgan Chase Bank N.A.	03/10/2016	KRW	1,265.00	USD	366	(1,223)
EUR Currency	Call	Deutsche Bank AG	03/11/2016	AUD	1.53	EUR	3,410	(78,580)
EUR Currency	Put	Deutsche Bank AG	03/10/2016	RUB	76.00	EUR	154	(1,375)
EUR Currency	Put	Credit Suisse International	03/11/2016	AUD	1.44	EUR	3,410	(5,914)
EUR Currency	Put	Deutsche Bank AG	03/11/2016	AUD	1.48	EUR	3,410	(18,060)
USD Currency	Put	Deutsche Bank AG	03/31/2016	RUB	71.00	USD	265	(3,294)
Total								$(110,635)

Exchange-Traded Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts		Value
90-Day Euro-Dollar	Call	CitiGroup Global Markets, Inc.	06/10/2016	USD	99.38	USD	88	$3,281
90-Day Euro-Dollar	Put	CitiGroup Global Markets, Inc.	06/10/2016	USD	98.75	USD	173	12,075
Total								$15,356

Exchange-Traded Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts		Value
90-Day Euro-Dollar	Call	CitiGroup Global Markets, Inc.	06/10/2016	USD	99.25	USD	35	$(11,644)
90-Day Euro-Dollar	Put	CitiGroup Global Markets, Inc.	06/10/2016	USD	98.38	USD	69	(1,313)
Total								$(12,957)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.13%[1]	3-month LIBOR	N/A	8/25/25	USD	110	$3,544
2.27%[2]	3-month LIBOR	N/A	9/11/25	USD	68	(3,040)
Total						$504

[1] Trust receives the fixed rate and pays the floating rate.
[2] Trust pays the fixed rate and receives the floating rate.

34	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
14.65%[1]	1-Day BZOVER	Citibank N.A.	N/A	1/02/17	BRL	3,614	$804	$(25)	$829
14.73%[1]	1-Day BZOVER	Bank of America N.A.	N/A	1/02/17	BRL	3,567	1,332	(29)	1,361
1.67%[1]	3-month KRWCD	Bank of America N.A.	N/A	6/08/17	KRW	1,146,756	1,945	3	1,942
1.69%[1]	3-month KRWCD	Deutsche Bank AG	N/A	11/10/17	KRW	911,735	(2,449)	—	(2,449)
1.92%[1]	3-month KRWCD	Deutsche Bank AG	N/A	11/10/17	KRW	911,735	5,500	2,038	3,462
2.26%[1]	7-day CNRR	Deutsche Bank AG	N/A	11/12/17	CNY	2,670	646	—	646
15.46%[1]	1-Day BZOVER	Bank of America N.A.	N/A	1/02/18	BRL	1,945	2,623	(35)	2,658
15.51%[1]	1-Day BZOVER	Bank of America N.A.	N/A	1/02/18	BRL	1,783	2,780	(33)	2,813
1.51%[1]	3-month KLIBOR	Bank of America N.A.	1/23/17[2]	1/23/18	KRW	987,495	230	—	230
1.53%[1]	3-month KLIBOR	Bank of America N.A.	1/23/17[2]	1/23/18	KRW	1,201,110	475	—	475
1.55%[1]	3-month KLIBOR	Citibank N.A.	1/23/17[2]	1/23/18	KRW	1,966,005	1,018	—	1,018
1.56%[1]	3-month KLIBOR	Bank of America N.A.	1/23/17[2]	1/23/18	KRW	1,969,570	1,301	—	1,301
1.52%[1]	3-month KLIBOR	HSBC Bank PLC	1/23/17[2]	1/25/18	KRW	1,045,110	327	—	327
1.54%[1]	3-month KLIBOR	Bank of America N.A.	1/23/17[2]	1/26/18	KRW	1,371,710	652	—	652
4.55%[3]	3-month KLIBOR	Citibank N.A.	N/A	9/11/20	MYR	1,275	(9,544)	—	(9,544)
4.34%[3]	3-month KLIBOR	Bank of America N.A.	N/A	9/18/20	MYR	1,277	(6,789)	5	(6,794)
6.32%[1]	1-month MXIBTIIE	Morgan Stanley Capital Services LLC	N/A	7/17/25	MXN	5,813	9,392	(398)	9,790
6.33%[1]	1-month MXIBTIIE	Citibank N.A.	N/A	7/17/25	MXN	2,897	4,739	(15)	4,754
6.32%[1]	1-month MXIBTIIE	Goldman Sachs International	N/A	8/06/25	MXN	8,688	13,891	(43)	13,934
6.31%[3]	1-month MXIBTIIE	Deutsche Bank AG	N/A	8/11/25	MXN	6,393	(9,825)	—	(9,825)
6.31%[3]	1-month MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	1,723	(2,667)	—	(2,667)
6.31%[3]	1-month MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	1,723	(2,667)	—	(2,667)
Total							$13,714	$1,468	$12,246

[1] Trust pays the floating rate and receives the fixed rate.
[2] Forward swap.
[3] Trust pays the fixed rate and receives the floating rate.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CMBX North America, Series 7	1.00%	Barclays Bank PLC	1/17/47	USD	10,000	$(1,307,803)	$(266,809)	$(1,040,994)
Markit CMBX North America, Series 7	1.00%	Barclays Bank PLC	1/17/47	USD	5,000	(653,902)	(274,777)	(379,125)
Markit CMBX North America, Series 7	1.00%	Barclays Bank PLC	1/17/47	USD	10,000	(1,307,803)	(550,194)	(757,609)
Markit CMBX North America, Series 8	1.00%	Credit Suisse Securities (USA) LLC	10/17/57	USD	5,000	(1,066,060)	(525,903)	(540,157)
Markit CMBX North America, Series 8	1.00%	Goldman Sachs & Co.	10/17/57	USD	10,000	(2,132,120)	(1,116,572)	(1,015,548)
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	604	(20,620)	(5,402)	(15,218)
United Mexican States	1.00%	Citibank N.A.	9/20/20	USD	604	(23,414)	(6,641)	(16,773)
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	USD	306	(17,864)	(18,694)	830
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	USD	149	(8,729)	(8,895)	166

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016	35

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Buy Protection (continued)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	USD	149	$(8,729)	$(8,771)	$42
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	USD	149	(8,729)	(8,833)	104
Republic of Indonesia	1.00%	Citibank N.A.	12/20/20	USD	94	(5,487)	(4,576)	(912)
Republic of Indonesia	1.00%	Citibank N.A.	12/20/20	USD	189	(11,064)	(9,067)	(1,997)
Republic of Indonesia	1.00%	Citibank N.A.	12/20/20	USD	95	(5,532)	(4,613)	(919)
Republic of Indonesia	1.00%	Citibank N.A.	12/20/20	USD	99	(5,779)	(4,934)	(845)
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	USD	102	(5,939)	(5,070)	(869)
Republic of Indonesia	1.00%	HSBC Bank PLC	12/20/20	USD	108	(6,320)	(5,395)	(925)
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	USD	76	(4,454)	(3,892)	(562)
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	USD	48	(2,810)	(2,189)	(620)
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	USD	48	(2,810)	(2,230)	(580)
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	USD	44	(2,554)	(2,153)	(400)
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	USD	48	(2,810)	(2,268)	(542)
United Mexican States	1.00%	Barclays Bank PLC	12/20/20	USD	77	(3,332)	(2,891)	(442)
United Mexican States	1.00%	Barclays Bank PLC	12/20/20	USD	77	(3,332)	(2,891)	(442)
United Mexican States	1.00%	Barclays Bank PLC	12/20/20	USD	77	(3,332)	(2,924)	(408)
United Mexican States	1.00%	Barclays Bank PLC	12/20/20	USD	129	(5,583)	(5,013)	(570)
Total						$(6,626,911)	$(2,851,597)	$(3,775,315)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]		Notional Amount (000)[2]	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Dow Jones CDX North America Investment Grade, Series 9	1.00%	Bank of America N.A.	12/20/17	BBB	USD	10,000	$268,444	$(326,822)	$595,266
Federation of Malaysia	1.00%	Bank of America N.A.	12/20/20	A-	USD	113	4,119	5,975	(1,856)
Federation of Malaysia	1.00%	Citibank N.A.	12/20/20	A-	USD	90	3,288	4,737	(1,449)
Federation of Malaysia	1.00%	Barclays Bank PLC	12/20/20	A-	USD	104	3,808	5,219	(1,411)
Federation of Malaysia	1.00%	Citibank N.A.	12/20/20	A-	USD	80	2,922	4,110	(1,188)
Republic of Phillipines	1.00%	Citibank N.A.	12/20/20	BBB	USD	85	933	(39)	972
Republic of Phillipines	1.00%	Citibank N.A.	12/20/20	BBB	USD	86	940	(40)	980
Republic of Phillipines	1.00%	Citibank N.A.	12/20/20	BBB	USD	172	1,881	(238)	2,119
Republic of South Africa	1.00%	HSBC Bank PLC	12/20/20	BBB-	USD	161	17,214	15,401	1,813
Republic of South Africa	1.00%	Barclays Bank PLC	12/20/20	BBB-	USD	155	16,574	15,642	932
Republic of South Africa	1.00%	Bank of America N.A.	12/20/20	BBB-	USD	80	8,554	8,041	513
United Mexican States	1.00%	Citibank N.A.	6/20/20	BBB+	USD	604	20,621	5,120	15,501
United Mexican States	1.00%	Bank of America N.A.	9/20/20	BBB+	USD	604	23,414	7,003	16,411
Total							$372,712	$(255,891)	$628,603

[1] Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

36	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$182,130,950	$55,251,931	$237,382,881
Common Stocks	—	—	561	561
Corporate Bonds	—	357,658,382	—	357,658,382
Floating Rate Loan Interests	—	20,154,467	41,115,000	61,269,467
Foreign Agency Obligations	—	20,506,877	—	20,506,877
Non-Agency Mortgage-Backed Securities	—	238,681,179	25,931,752	264,612,931
Preferred Securities	$17,608,528	137,270,599	1,833,459	156,712,586
U.S. Treasury Obligations	—	35,485,148	—	35,485,148
Warrants	—	—	—	—
Short-Term Securities	35,007,969	—	—	35,007,969
Options Purchased:
Currency contracts	15,356	260,006	—	275,362

Total	$52,631,853	$992,147,608	$124,132,703	$1,168,912,164

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016	37

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$635,649	—	$635,649
Foreign currency exchange contracts	—	1,392,699	—	1,392,699
Interest rate contracts	—	49,736	—	49,736
Liabilities:
Credit contracts	—	(3,782,361)	—	(3,782,361)
Foreign currency exchange contracts	$(12,957)	(290,640)	—	(303,597)
Interest rate contracts	(1,515,276)	(36,986)	—	(1,552,262)

Total	$(1,528,233)	$(2,031,903)	—	$(3,560,136)

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$39,060	—	—	$39,060
Cash pledged for centrally cleared swaps	2,590	—	—	2,590
Cash pledged for financial futures contracts	683,400	—	—	683,400
Foreign currency at value	2,460,132	—	—	2,460,132
Cash pledged as collateral for reverse repurchase agreements	520,000	—	—	520,000
Cash pledged as collateral for OTC derivatives	5,950,000	—	—	5,950,000
Liabilities:
Reverse repurchase agreements	—	$(498,917,762)	—	(498,917,762)
Cash received as collateral for OTC derivatives	—	(660,000)	—	(660,000)

Total	$9,655,182	$(499,577,762)	—	$(489,922,580)

During the period ended January 31, 2016, there were no transfers between Level 1 and Level 2.

38	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016

Consolidated Schedule of Investments (concluded)	BlackRock Multi-Sector Income Trust (BIT)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Common Stocks	Total
Assets:
Opening balance, as of October 31, 2015	$65,179,443	$515,294	$41,246,750	$26,217,945	$1,833,459	—	$134,992,891
Transfers into Level 3[1]	3,957,160	—	—	—	—	—	3,957,160
Transfers out of Level 3[2]	(4,643,232)	(515,294)	(131,751)	—	—	—	(5,290,277)
Accrued discounts/premiums	7,175	—	(12,057)	67,411	—	—	62,529
Net realized gain (loss)	626,193	—	—	100,985	—	—	727,178
Net change in unrealized Appreciation (depreciation)[3]	(410,971)	—	(17,942)	(129,009)	—	(8,074)	(565,996)
Purchases	—	—	30,000	—	—	8,635	38,635
Sales	(9,463,837)	—	—	(325,580)	—	—	(9,789,417)

Closing Balance, as of January 31, 2016	$55,251,931	—	$41,115,000	$25,931,752	$1,833,459	$561	$124,132,703

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2016[3]	$(487,291)	—	$(17,942)	$(128,932)	—	$(8,074)	$(642,239)

[1]

As of January 31, 2016, the Trust used observable inputs in determining the value of certain investments. As of January 31, 2016, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $3,957,160 were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As January 31, 2016, the Trust used significant unobservable inputs in determining the value of certain investments. As of January 31, 2016, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $5,290,277 were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2016	39

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Sector Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Income Trust

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Income Trust

Date: March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-Sector Income Trust

Date: March 22, 2016